UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Kelly Whetstone, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036-8704
(Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

DAILY INCOME FUND
Portfolio of Investments
Daily Income Fund | September 30, 2016 | (Unaudited)

U.S. Government & Agency Obligations | 80.9% of portfolio	Interest Rate / Yield	(a)	Maturity Date	Face Amount	Value
Federal Agricultural Mortgage Corp.	0.39%		10/03/16	$ 4,700,000	$ 4,699,900
Federal Agricultural Mortgage Corp.	0.43		12/27/16	1,000,000	998,961
Federal Farm Credit Bank	0.31		11/08/16	3,000,000	2,999,018
Federal Farm Credit Bank	0.30		11/15/16	2,500,000	2,499,078
Federal Farm Credit Bank	0.36		12/27/16	4,000,000	3,996,520
Federal Home Loan Bank	0.36		10/05/16	1,500,000	1,499,939
Federal Home Loan Bank	0.37		10/05/16	3,500,000	3,499,859
Federal Home Loan Bank	0.30		10/11/16	4,200,000	4,199,625
Federal Home Loan Bank	0.37		10/11/16	2,500,000	2,499,777
Federal Home Loan Bank	0.32		10/12/16	3,000,000	2,999,707
Federal Home Loan Bank	0.30		10/14/16	3,000,000	2,999,681
Federal Home Loan Bank	0.30		10/18/16	3,000,000	2,999,582
Federal Home Loan Bank	0.36		10/19/16	4,000,000	3,999,280
Federal Home Loan Bank	0.38		10/21/16	2,000,000	1,999,583
Federal Home Loan Bank	0.31		10/24/16	4,500,000	4,499,123
Federal Home Loan Bank	0.33		11/02/16	3,145,000	3,144,091
Federal Home Loan Bank	0.33		11/04/16	5,000,000	4,998,465
Federal Home Loan Bank	0.39		11/16/16	3,200,000	3,198,405
Federal Home Loan Bank	0.32		11/25/16	2,000,000	1,999,022
Federal Home Loan Bank	0.35		12/01/16	4,300,000	4,297,486
Federal Home Loan Bank	0.34		12/07/16	3,000,000	2,998,102
Federal Home Loan Bank	0.35		12/09/16	4,250,000	4,247,149
Federal Home Loan Bank	0.33		12/21/16	4,000,000	3,997,030
Federal Home Loan Bank	0.29		01/03/17	3,800,000	3,797,123
Federal Home Loan Bank	0.38		01/06/17	1,270,000	1,268,700
Federal Home Loan Bank	0.29		01/09/17	3,500,000	3,497,229
Federal Home Loan Bank	0.46		03/01/17	250,000	249,518
Federal Home Loan Bank	0.51		03/31/17	1,250,000	1,246,795
Federal Home Loan Mortgage Corp.	0.34		10/06/16	3,097,000	3,096,854
Federal Home Loan Mortgage Corp.	0.40		10/19/16	2,100,000	2,099,580
Federal Home Loan Mortgage Corp.	0.25		11/18/16	3,000,000	2,998,984
Federal Home Loan Mortgage Corp.	0.31		12/02/16	5,000,000	4,997,374
Federal Home Loan Mortgage Corp.	0.31		12/05/16	3,700,000	3,697,962
Federal Home Loan Mortgage Corp.	0.35		12/14/16	4,000,000	3,997,163
Federal Home Loan Mortgage Corp.	0.38		12/20/16	3,000,000	2,997,467
Federal Home Loan Mortgage Corp.	0.40		12/22/16	3,000,000	2,997,267
Federal Home Loan Mortgage Corp.	0.43		02/17/17	944,000	942,451
Federal National Mortgage Assoc.	0.28		10/07/16	1,500,000	1,499,930
Federal National Mortgage Assoc.	0.30		12/01/16	2,000,000	1,998,983
Federal National Mortgage Assoc.	0.39		01/17/17	2,300,000	2,297,344
U.S. Treasury Note	0.63		10/15/16	4,000,000	4,000,317
U.S. Treasury Note	1.00		10/31/16	3,500,000	3,501,656
U.S. Treasury Note	0.63		11/15/16	3,500,000	3,501,248
U.S. Treasury Note	0.88		11/30/16	4,000,000	4,003,315
U.S. Treasury Note	0.63		12/15/16	5,500,000	5,502,756
U.S. Treasury Note	0.75		01/15/17	6,000,000	6,006,359
U.S. Treasury Note	0.50		01/31/17	2,000,000	2,000,436
U.S. Treasury Note	0.88		01/31/17	4,500,000	4,506,726
U.S. Treasury Note	0.63		02/15/17	6,000,000	6,004,459
U.S. Treasury Note	0.50		02/28/17	2,500,000	2,501,067
Total U.S. Government Obligations
(Cost $160,478,446)					160,478,446

DAILY INCOME FUND
Portfolio of Investments
Daily Income Fund | September 30, 2016 | (Unaudited)

Money Market Fund | 19.1% of portfolio	Interest Rate / Yield	(a) Maturity Date	Shares	Value
State Street Institutional US Government Money Market Fund (Premier Class)	0.27	%(b)	37,828,775	$ 37,828,775
Total Money Market Fund
(Cost $37,828,775)				37,828,775

Total Investments in Securities
(Cost $198,307,221) | 100%				$ 198,307,221

(a) Yield represents yield at date of purchase.
(b) 7-day yield at September 30, 2016.

At September 30, 2016, the cost of investment securities for tax purposes was $198,307,221. There were no unrealized gains or losses.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ -	$ 160,478,446	$ -	$ 160,478,446
Cash Equivalents	$ 37,828,775	$ -	$ -	$ 37,828,775
	$ 37,828,775	$ 160,478,446	$ -	$ 198,307,221

There were no transfers between levels during the period ended September 30, 2016.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | September 30, 2016| (Unaudited)

Corporate Bonds | 31.1% of portfolio
	Interest Rate		Maturity Date	Face Amount	Value
Ally Bank	1.25%		08/21/17	$ 248,000	$ 249,099
Altitude Investments 17 LLC	2.68		11/08/25	793,111	832,342
American Express Bank FSB	1.55		10/23/17	250,000	252,054
American Express Centurion Bank	1.45		06/04/18	250,000	252,327
Banco Bilbao Vizcaya Argentaria Puerto Rico	1.50		04/20/17	150,000	150,059
Bank of Baroda NY	1.00		02/06/17	250,000	250,411
Capital One NA	1.60		07/16/18	250,000	252,562
Capital One Bank USA NA	1.65		07/09/18	250,000	252,550
Chase Bank USA NA	1.22	(a)	05/26/17	250,000	250,054
Compass Bank	1.30		07/31/17	250,000	250,901
Ethiopian Leasing (2012) LLC	2.68		07/30/25	157,441	163,252
GE Capital Bank	1.50		10/17/17	250,000	251,386
Goldman Sachs Bank USA	1.00		01/30/17	200,000	200,313
Lulwa Ltd.	1.83		03/26/25	730,961	731,598
Mexican Aircraft Finance IV	2.54		07/13/25	389,179	401,034
Mexican Aircraft Finance V	2.33		01/14/27	472,500	482,521
Micron Semiconductor Asia PTE Ltd.	1.26		01/15/19	3,270,500	3,256,558
MSN 41079 and 41084 Ltd.	1.63		12/14/24	1,413,144	1,408,478
Northern Bank & Trust Co.	1.05		11/28/18	240,000	240,085
Penta Aircraft Leasing 2013 LLC	1.69		04/29/25	1,486,516	1,478,643
Petroleos Mexicanos	2.00		12/20/22	650,000	655,966
Petroleos Mexicanos	1.95		12/20/22	650,000	654,955
Petroleos Mexicanos	2.38		04/15/25	167,400	171,349
Petroleos Mexicanos	2.46		12/15/25	950,000	975,659
Reliance Industries Ltd.	2.06		01/15/26	150,100	151,418
Safina Ltd.	1.55		01/15/22	591,042	589,091
Safina Ltd.	2.00		12/30/23	1,356,981	1,370,021
Sallie Mae Bank	1.50		10/16/17	250,000	251,256
Salmon River Export LLC	2.19		09/15/26	214,845	217,948
Sandalwood 2013 LLC	2.82		02/12/26	529,916	553,203
Santa Rosa Leasing LLC	1.69		08/15/24	68,539	68,344
Sayarra Ltd.	2.77		10/29/21	26,053	26,797
Tagua Leasing LLC	1.90		07/12/24	691,597	695,150
Tagua Leasing LLC	1.73		09/18/24	690,952	689,352
Union 11 Leasing LLC	2.41		01/23/24	657,675	673,535
Union 16 Leasing LLC	1.86		01/22/25	729,648	731,462
VRG Linhas Aéreas SA	0.98		03/13/18	3,000,000	2,986,152
Wells Fargo Bank	0.91		11/16/16	250,000	250,027
Worlds Foremost Bank	1.50		06/11/18	200,000	201,170
Total Corporate Bonds
(Cost $23,358,813)					23,519,082

Mortgage-Backed Securities | 4.0% of portfolio
FDIC Structured Sale Guaranteed Notes 2010-S3 (b)	2.74		12/03/20	209,523	212,760
GNMA #2602	6.00		06/20/28	20,624	23,685
GNMA #8004	1.88	(a)	07/20/22	11,838	12,206
GNMA #8006	1.88	(a)	07/20/22	9,166	9,403
GNMA #8038	1.88	(a)	08/20/22	5,728	5,878
GNMA #8040	2.00	(a)	08/20/22	14,824	15,262
GNMA #8054	2.00	(a)	10/20/22	3,038	3,054
GNMA #8076	2.00	(a)	11/20/22	6,438	6,596
GNMA #8157	2.00	(a)	03/20/23	10,108	10,378
GNMA #8191	2.13	(a)	05/20/23	18,441	18,936
GNMA #8215	2.13	(a)	04/20/17	121	121
GNMA #8259	1.88	(a)	08/20/23	4,970	5,112
GNMA #8297	4.00	(a)	12/20/17	1,291	1,308
GNMA #8332	3.50	(a)	03/20/18	766	776
GNMA #8344	3.50	(a)	04/20/18	2,739	2,771
GNMA #8384	2.00	(a)	03/20/24	2,480	2,532
GNMA #8393	4.00	(a)	08/20/18	1,332	1,352
GNMA #8400	2.00	(a)	08/20/18	2,478	2,497
GNMA #8405	4.00	(a)	09/20/18	1,568	1,593
GNMA #8423	2.13	(a)	05/20/24	3,757	3,866
GNMA #8429	4.00	(a)	11/20/18	2,405	2,445
GNMA #8459	1.88	(a)	07/20/24	5,801	5,979
GNMA #8499	3.00	(a)	05/20/19	2,950	2,963
GNMA #8518	2.00	(a)	10/20/24	6,461	6,637
GNMA #8532	2.50	(a)	10/20/24	6,730	7,028
GNMA #8591	2.00	(a)	02/20/25	14,558	14,782
GNMA #8638	2.13	(a)	06/20/25	7,998	8,252
GNMA #8648	1.88	(a)	07/20/25	15,087	15,124
GNMA #8663	2.00	(a)	07/20/25	9,557	9,844

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | September 30, 2016| (Unaudited)

Mortgage-Backed Securities | continued
	Interest Rate		Maturity Date	Face Amount	Value
GNMA #8680	3.50	%(a)	08/20/20	$ 5,402	$ 5,519
GNMA #8687	2.50	(a)	08/20/25	2,783	2,877
GNMA #8702	3.00	(a)	10/20/20	2,605	2,670
GNMA #8747	2.00	(a)	11/20/25	6,204	6,377
GNMA #8807	1.88	(a)	07/20/21	4,958	5,112
GNMA #8836	1.88	(a)	09/20/21	5,868	6,035
GNMA #8847	2.13	(a)	04/20/26	8,264	8,534
GNMA #8869	2.00	(a)	11/20/21	17,758	18,141
GNMA #8873	2.50	(a)	11/20/21	9,521	9,755
GNMA #8877	2.13	(a)	05/20/26	1,865	1,907
GNMA #8883	2.00	(a)	12/20/21	5,994	6,125
GNMA #8915	2.00	(a)	02/20/22	5,641	5,774
GNMA #8934	2.00	(a)	03/20/22	10,132	10,375
GNMA #8978	2.13	(a)	05/20/22	23,850	24,624
GNMA #80053	2.00	(a)	03/20/27	1,722	1,782
GNMA #80058	2.13	(a)	04/20/27	1,695	1,754
GNMA #80185	2.13	(a)	04/20/28	16,295	16,859
GNMA #80264	2.00	(a)	03/20/29	11,729	11,890
GNMA #80283	2.13	(a)	05/20/29	10,583	10,943
GNMA #80300	1.88	(a)	07/20/29	9,513	9,894
GNMA #80309	1.88	(a)	08/20/29	4,830	5,022
GNMA #80363	2.00	(a)	01/20/30	34,082	35,351
GNMA #80426	1.88	(a)	07/20/30	1,291	1,341
GNMA #80452	1.88	(a)	09/20/30	9,698	10,072
GNMA #80475	2.00	(a)	12/20/30	7,344	7,457
GNMA #80577	2.00	(a)	02/20/32	1,663	1,728
GNMA #80684	2.13	(a)	04/20/33	8,212	8,386
GNMA #81129	2.50	(a)	10/20/34	78,051	79,535
GNMA #583189	4.50		02/20/17	2,090	2,130
GNMA #607494	5.00		04/15/19	4,866	5,080
GNMA #616274	5.00		02/15/19	4,532	4,699
GNMA 2002-20	4.50		03/20/32	11,503	12,609
GNMA 2003-11	4.00		10/17/29	15,723	16,716
GNMA 2003-26	0.98	(a)	04/16/33	4,128	4,150
GNMA 2003-97	4.50		03/20/33	10,995	11,365
GNMA 2004-17	4.50		12/20/33	36,833	39,181
GNMA 2004-102	5.50		04/20/34	22,586	23,533
GNMA 2010-113	2.50		02/16/40	241,798	248,217
GNMA 2012-143	1.50		12/16/27	581,251	579,585
GNMA 2013-131	0.88	(a)	09/16/43	267,670	267,145
GNMA #MA0668	2.00		12/20/27	188,219	191,829
NCUA Guaranteed Notes 2011-C1	1.05	(a)	03/09/21	912,203	910,485
Total Mortgage-Backed Securities
(Cost $2,998,829)					3,045,703

Asset-Backed Securities | 0.8% of portfolio
Small Business Administration 98-20D	6.15		04/01/18	2,965	3,069
Small Business Administration 98-20E	6.30		05/01/18	2,275	2,351
Small Business Administration 98-20H	6.15		08/01/18	1,275	1,325
Small Business Administration 99-20D	6.15		04/01/19	4,490	4,632
Small Business Administration 04-20B	4.72		02/01/24	19,749	20,957
Small Business Administration 04-20C	4.34		03/01/24	33,508	35,293
Small Business Administration 16-10E	1.80		09/01/26	500,000	502,815
Small Business Administration Pool # 100075	3.50		05/25/19	7,463	7,540
Small Business Administration Pool # 502261	1.63	(a)	10/25/17	2,387	2,379
Small Business Administration Pool # 502684	1.50	(a)	07/25/19	1,168	1,178
Small Business Administration Pool # 503278	1.13	(a)	02/25/21	12,029	12,093
Small Business Administration Pool # 503463	1.38	(a)	09/25/21	280	277
Small Business Investment Companies 02-20K	5.08		11/01/22	6,514	6,950
Total Asset-Backed Securities
(Cost $592,951)					600,859

Municipal Bonds | 0.2% of portfolio
Illinois Housing Development Authority, Illinois	4.13		10/20/16	105,000	105,153
Total Municipal Bonds
(Cost $104,997)					105,153

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | September 30, 2016| (Unaudited)

U. S. Government and Agency Obligations | 57.2% of portfolio
	Interest Rate		Maturity Date	Face Amount	Value
AID-Tunisia	1.42%		08/05/21	$ 1,000,000	$ 1,004,656
AID-Ukraine	1.47		09/29/21	2,000,000	2,012,098
Government Trust Certificate (Israel Trust)	0.00	(c)	10/01/16	1,608,000	1,608,000
Government Trust Certificate (Israel Trust)	0.00	(c)	04/01/21	639,000	597,463
National Archives Facility Trust	8.50		09/01/19	18,724	20,941
Overseas Private Investment Corp.	3.56	(d)	04/23/17	3,000,000	3,802,500
Overseas Private Investment Corp.	1.50	(e)	11/17/17	1,000,000	1,073,198
Overseas Private Investment Corp.	0.90		12/15/17	600,000	599,892
Overseas Private Investment Corp.	1.32	(d)	02/19/18	2,533,926	2,675,195
Overseas Private Investment Corp.	1.30		06/15/19	392,857	393,279
Overseas Private Investment Corp.	0.83	(e)	11/08/19	2,000,000	2,058,334
Overseas Private Investment Corp.	1.50	(e)	11/15/20	1,000,000	1,067,795
Overseas Private Investment Corp.	2.07		05/15/21	581,885	586,249
Overseas Private Investment Corp.	3.37		05/15/21	559,452	585,722
Overseas Private Investment Corp.	2.52		09/15/22	1,200,000	1,237,310
Overseas Private Investment Corp.	2.51		05/15/25	2,450,926	2,508,878
Philippine Power Trust I (b)	5.40		09/26/18	119,048	124,702
Private Export Funding Corp.	1.45		08/15/19	974,000	981,783
The Financing Corp.	0.00	(c)	10/06/17	500,000	495,723
The Financing Corp.	0.00	(c)	02/08/18	500,000	494,636
U.S. Department of Housing and Urban Development	5.77		08/01/17	110,000	110,568
U.S. Department of Housing and Urban Development	2.91		08/01/17	1,000,000	1,019,551
U.S. Department of Housing and Urban Development	7.91		08/01/17	10,000	10,007
U.S. Department of Housing and Urban Development	7.93		08/01/18	40,000	40,046
U.S. Department of Housing and Urban Development	5.45		08/01/19	755,000	761,369
U.S. Department of Housing and Urban Development	1.88		08/01/19	2,000,000	2,052,274
U.S. Department of Housing and Urban Development	6.07		08/01/21	50,000	50,520
U.S. Department of Housing and Urban Development	6.12		08/01/22	161,000	162,181
U.S. Department of Housing and Urban Development	5.77		08/01/26	500,000	503,051
United States Treasury Note	0.75		01/15/17	500,000	500,607
United States Treasury Note	0.75		03/15/17	1,000,000	1,001,347
United States Treasury Note	0.88		06/15/17	1,000,000	1,001,875
United States Treasury Note	1.88		08/31/17	1,500,000	1,516,401
United States Treasury Note	1.00		09/15/17	1,000,000	1,003,125
United States Treasury Note	0.88		01/15/18	1,000,000	1,002,031
United States Treasury Note	0.75		04/15/18	4,000,000	4,000,624
United States Treasury Note	1.38		09/30/18	1,000,000	1,011,250
United States Treasury Note	0.88		10/15/18	2,000,000	2,003,204
United States Treasury Note	0.75		02/15/19	1,000,000	998,047
United States Treasury Note	1.63		04/30/19	500,000	509,648
Total U.S. Government and Agency Obligations
(Cost $42,601,211)					43,186,080

Commercial Paper | 6.5% of portfolio
NiSource Finance Corp. (b)	0.80		10/03/16	2,631,000	2,630,842
NiSource Finance Corp. (b)	1.02		10/17/16	1,140,000	1,139,577
WEC Energy Group, Inc. (b)	0.80		10/05/16	1,151,000	1,150,883
Total Commercial Paper
(Cost $4,921,264)					4,921,302

Money Market Fund | 0.2% of portfolio				Shares
State Street Institutional Liquid Reserves Fund (Premier Class)	0.40	(f)		159,139	159,139
Total Money Market Fund
(Cost $159,139)					159,139

Total Investment in Securities
(Cost $74,737,204) | 100%					$ 75,537,318

(a) Variable coupon rate as of September 30, 2016.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security has been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $5,258,764 and represents 7.0% of total investments.
(c) Zero coupon rate.
(d) Interest is paid at maturity.
(e) Interest is paid at put date.
(f) 7-day yield at September 30, 2016.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | September 30, 2016| (Unaudited)

At September 30, 2016, the cost of investment securities for tax purposes was $74,737,204.  Net unrealized appreciation of investment securities was $800,114 consisting of unrealized gains of $843,572 and unrealized losses of $43,458.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ -	$ 43,061,378	$ 124,702	$ 43,186,080
Corporate Bonds	$ -	$ 23,519,082	$ -	$ 23,519,082
Commercial Paper	$ -	$ 4,921,302	$ -	$ 4,921,302
Mortgage-Backed Securities	$ -	$ 3,045,703	$ -	$ 3,045,703
Municipal Bonds	$ -	$ 105,153	$ -	$ 105,153
Asset-Backed Securities	$ -	$ 600,859	$ -	$ 600,859
Cash Equivalents	$ 159,139	$ -	$ -	$ 159,139
	$ 159,139	$ 75,253,477	$ 124,702	$ 75,537,318

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

		U.S. Government & Agency Obligations	Total
Balance as of December 31, 2015		$ 186,606	$ 186,606
Purchase at cost		-	-
Sales at proceeds		(59,524)	(59,524)
Realized gain/(loss)		43	43
Change in unrealized appreciation/(depreciation)		(2,458)	(2,458)
Accretion/(amortization)		35	35
Transfer into Level 3		-	-
Transfer out of Level 3		-	-
Balance as of September 30, 2016		$ 124,702	$ 124,702

There were no transfers between levels during the period ended September 30, 2016.

At September 30, 2016, the Short-Term Government Securities Fund held one security with a fair value of $124,702 classified as Level 3 in the fair value hierarchy. The security valued by an external pricing service and observable inputs were not available.

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2016 | (Unaudited)

Corporate Bonds | 32.4% of portfolio	Interest		Maturity	Face
Consumer Discretionary | 0.3%	Rate		Date	Amount	Value
Household Durables
Stanley Black & Decker Inc.	2.45%		11/17/18	$ 250,000	$ 255,410
Hotels, Restaurants, & Leisure
McDonald's Corp.	2.10		12/07/18	350,000	355,330
Media
ABC Inc.	8.75		08/15/21	810,000	1,046,105
Total Consumer Discretionary					1,656,845

Consumer Staples | 1.5%
Beverages
Anheuser-Busch InBev Fin. Inc.	1.90		02/01/19	800,000	807,928
Coca-Cola Co. (The)	1.55		09/01/21	475,000	473,155
PepsiCo Inc.	1.13		07/17/17	950,000	950,510
PepsiCo Inc.	1.50		02/22/19	350,000	352,454
Food and Staples Retailing
Wal-Mart Stores Inc.	1.95		12/15/18	1,175,000	1,197,202
Personal Products
Alberto-Culver Co.	5.15		06/01/20	375,000	421,869
Colgate-Palmolive Co.	0.90		05/01/18	550,000	548,787
Colgate-Palmolive Co.	1.75		03/15/19	1,025,000	1,040,634
Procter & Gamble Co. (The)	1.90		11/01/19	1,625,000	1,657,893
Procter & Gamble Co. (The)	1.85		02/02/21	350,000	356,411
Tobacco
Phillip Morris International Inc.	1.25		11/09/17	500,000	500,299
Total Consumer Staples					8,307,142

Energy | 5.4%
Energy Equipment & Services
Cameron International Corp.	1.15		12/15/16	1,580,000	1,580,488
Cameron International Corp.	1.40		06/15/17	2,900,000	2,899,971
Cameron International Corp.	6.38		07/15/18	2,500,000	2,701,538
Oil, Gas, & Consumable Fuels
ANR Pipeline Co.	9.63		11/01/21	3,175,000	4,244,022
Chevron Corp.	1.35		11/15/17	500,000	500,722
Chevron Corp.	1.10		12/05/17	475,000	474,643
Chevron Corp.	1.37		03/02/18	1,400,000	1,402,428
Chevron Corp.	1.01	(a)	03/02/18	2,150,000	2,145,500
Chevron Corp.	1.72		06/24/18	975,000	981,474
Chevron Corp.	2.19		11/15/19	375,000	382,549
Chevron Corp.	1.23	(a)	11/15/19	2,175,000	2,167,016
Chevron Corp.	2.42		11/17/20	700,000	719,792
ConocoPhillips Co.	1.50		05/15/18	965,000	964,608
ConocoPhillips Co.	6.00		01/15/20	2,125,000	2,396,405
Colonial Pipeline Co. (b)	3.50		10/15/20	875,000	914,581
Exxon Mobil Corp.	1.82		03/15/19	1,050,000	1,063,464
Exxon Mobil Corp.	1.31		03/06/18	3,300,000	3,309,890
Marathon Oil Corp.	2.70		06/01/20	550,000	539,103
Total Energy					29,388,194

Financials |5.7%
Banks
Agricultural Bank of China NY	1.72	(a)	05/21/18	665,000	665,069
Agricultural Bank of China NY	2.00		05/21/18	915,000	918,036
American Express Bank FSB	1.65		07/09/18	250,000	252,549

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2016 | (Unaudited)

Corporate Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
American Express Centurion Bank	1.60%		06/25/18	$ 250,000	$ 251,670
Bank of America NA	5.30		03/15/17	4,775,000	4,858,472
Bank of America NA	1.15	(a)	06/15/17	1,600,000	1,599,264
Bank of America NA	1.75		06/05/18	1,250,000	1,257,623
Capital One Bank USA NA	1.65		07/09/18	250,000	252,550
Capital One NA	1.60		07/16/18	250,000	252,562
Comenity Capital Bank	1.75		08/10/18	250,000	253,514
Compass Bank	1.30		07/31/17	250,000	250,901
Discover Bank	1.65		07/09/18	250,000	252,549
Flagstar Bancorp Inc. (b)	6.13		07/15/21	500,000	509,339
Goldman Sachs Bank USA	1.65		07/16/18	250,000	252,560
Goldman Sachs Group Inc.	2.22	(a)	11/15/17	685,000	684,999
HSBC Bank USA NA	4.88		08/24/20	2,575,000	2,795,518
Industrial & Commercial Bank of China NY	2.01	(a)	11/13/17	250,000	250,830
Industrial & Commercial Bank of China NY	2.35		11/13/17	250,000	251,739
JP Morgan Chase Bank NA	6.00		10/01/17	900,000	938,609
Sallie Mae Bank	1.50		10/30/17	250,000	251,281
State Bank of India NY	1.60		12/05/17	250,000	251,253
UBS AG, Stamford CT	1.80		03/26/18	1,675,000	1,678,350
World's Foremost Bank	1.70		07/16/18	200,000	202,050
Insurance
Aetna Inc.	1.49	(a)	12/08/17	310,000	310,734
Athene Global Funding (b)	2.88		10/23/18	3,050,000	3,043,034
Berkshire Hathaway Finance Corp.	1.38	(a)	03/07/18	250,000	251,627
Berkshire Hathaway Finance Corp.	1.45		03/07/18	250,000	251,186
Berkshire Hathaway Inc.	1.15		08/15/18	400,000	399,922
Jackson National Life Global Funding (b)	1.88		10/15/18	775,000	782,231
MetLife Global Funding I (b)	1.35		09/14/18	250,000	249,856
Pricoa Global Funding I (b)	1.60		05/29/18	1,700,000	1,706,848
Diversified Financial Services
Fixed Income Trust for Wal-Mart Stores Inc. (b)	3.65	(a)	02/15/24	168,551	163,204
Xtra Finance Corp.	5.15		04/01/17	4,650,000	4,741,758
Real Estate Management & Development
Fishers Lane LLC (b)	2.03		04/05/17	300,000	300,018

Total Financials					31,331,705

Health Care | 1.4%
Health Care Equipment & Supplies
UnitedHealth Group Inc.	1.40		12/15/17	825,000	827,375
UnitedHealth Group Inc.	1.90		07/16/18	250,000	252,633
Pharmaceuticals
AbbVie Inc. (b)	1.75		11/06/17	600,000	601,715
Bristol-Myers Squibb Co.	0.88		08/01/17	4,125,000	4,118,767
Johnson & Johnson	1.13		11/21/17	750,000	751,176
Johnson & Johnson	1.88		12/05/19	775,000	793,621
Merck & Co., Inc.	1.85		02/10/20	475,000	484,044
Total Health Care					7,829,331

Industrials | 2.4%
Aerospace & Defense
Parker Hannifin Corp.	5.50		05/15/18	1,475,000	1,575,291
Rockwell Collins Inc.	1.20	(a)	12/15/16	1,175,000	1,175,771
United Technologies Corp.	1.78		05/04/18	1,000,000	1,005,418

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2016 | (Unaudited)

Corporate Bonds | continued	Interest		Maturity	Face
Industrial Conglomerates	Rate		Date	Amount	Value
General Electric Co.	5.25%		12/06/17	$ 3,900,000	$ 4,086,545
General Electric Co.	1.33	(a)	12/07/17	1,300,000	1,297,136
General Electric Co.	1.67	(a)	12/20/17	1,100,000	1,102,354
General Electric Co.	2.50		03/28/20	1,274,000	1,299,549
Machinery
Caterpillar Inc.	1.50		06/26/17	500,000	501,754
Road & Rail
BNSF Railway Co.	3.80		01/01/20	330,000	347,570
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	439,585	464,861
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	83,156	88,351
Total Industrials					12,944,600

Information Technology | 5.8%
Communications Equipment
Cisco Systems Inc.	1.12	(a)	03/03/17	1,650,000	1,651,851
Cisco Systems Inc.	1.10		03/03/17	600,000	600,241
Cisco Systems Inc.	1.40		02/28/18	800,000	803,068
Software
Lender Processsing Services Inc.	5.75		04/15/23	1,175,000	1,236,687
Microsoft Corp.	0.88		11/15/17	250,000	250,007
Microsoft Corp.	1.00		05/01/18	900,000	899,801
Microsoft Corp.	1.63		12/06/18	675,000	683,228
Microsoft Corp.	1.10		08/08/19	3,100,000	3,089,882
Microsoft Corp.	2.00		11/03/20	950,000	970,386
Oracle Corp.	0.86	(a)	07/07/17	4,600,000	4,604,867
Technology Hardware, Storage & Peripherals
Intel Corp.	1.35		12/15/17	950,000	952,953
Apple Inc.	1.05		05/05/17	1,650,000	1,651,970
Apple Inc.	1.00		05/03/18	8,150,000	8,137,881
Apple Inc.	1.70		02/22/19	1,250,000	1,264,097
Apple Inc.	2.10		05/06/19	2,100,000	2,146,265
Apple Inc.	1.10		08/02/19	3,075,000	3,062,691
Total Information Technology					32,005,875

Materials | 0.5%
Chemicals
PPG Industries, Inc.	2.30		11/15/19	2,200,000	2,236,593
Containers & Packaging
3M Co.	1.63		09/19/21	450,000	451,585
Total Materials					2,688,178

Utilities | 9.2%
Electric Utilities
Ameren Illinois Co.	6.25		04/01/18	1,525,000	1,633,864
Alabama Power Co.	5.13		02/15/19	700,000	757,123
Atlantic City Electric Co.	4.35		04/01/21	1,625,000	1,761,271
Centerpoint Energy Resources Corp.	6.13		11/01/17	2,485,000	2,601,850
Connecticut Light & Power Co.	5.75		09/01/17	325,000	337,855
Duke Energy Florida Project Finance, LLC	1.20		03/01/22	6,700,000	6,685,642
Duke Energy Progress Inc.	1.01	(a)	11/20/17	225,000	225,188
Entergy Louisiana LLC	4.80		05/01/21	1,175,000	1,313,456
Gulf Power Co.	5.90		06/15/17	9,250,000	9,515,956
PacifiCorp	5.65		07/15/18	1,025,000	1,104,096
Public Service Co. of New Hampshire	4.50		12/01/19	2,575,000	2,806,191
San Diego Gas & Electric Co.	1.91		02/01/22	2,160,719	2,158,329
Southern California Edison Co.	1.13		05/01/17	325,000	324,953
Southern California Edison Co.	1.25		11/01/17	870,000	871,849

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2016 | (Unaudited)

Corporate Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Southern California Edison Co.	1.85%		02/01/22	$ 5,755,357	$ 5,773,049
Toledo Edison Co.	7.25		05/01/20	250,000	283,724
Union Electric Co.	6.40		06/15/17	275,000	284,884
Union Electric Co.	5.10		08/01/18	975,000	1,040,047
Union Electric Co.	5.10		10/01/19	1,200,000	1,324,311
Westar Energy Inc.	5.10		07/15/20	1,275,000	1,425,887
Gas Utillities
El Paso Natural Gas Co.	5.95		04/15/17	800,000	816,983
Northern Natural Gas Co. (b)	4.25		06/01/21	475,000	491,502
Northwest Natural Gas Co.	7.00		08/01/17	2,200,000	2,291,036
Southern Natural Gas Company, LLC	4.40		06/15/21	1,100,000	1,208,408
WGL Holdings Inc.	2.25		11/01/19	2,125,000	2,145,241
Water Utillities
California Water Service Co.	5.88		05/01/19	1,275,000	1,401,993
Total Utilities					50,584,688

Telecomunication Services | 0.2%
Wireless Telecommunication Services
Ameritech Capital Funding Corp.	6.45		01/15/18	1,200,000	1,273,088
Total Telecommunication Services					1,273,088
Total Corporate Bonds
(Cost $176,378,262)					178,009,646

Yankee Bonds | 13.3% of portfolio
Actavis Funding SCS	2.35		03/12/18	2,175,000	2,197,274
Alibaba Group Holding Ltd.	2.50		11/28/19	1,275,000	1,300,573
African Development Bank	8.80		09/01/19	1,350,000	1,630,037
Bayer US Finance LLC (b)	1.50		10/06/17	350,000	349,662
British Transco International Finance BV	0.00		11/04/21	690,000	592,587
China Funding Investment 2014-2	2.47	(a)	08/12/17	5,175,000	5,213,916
CNOOC Nexen Finance (2014) ULC	1.63		04/30/17	4,235,000	4,238,219
CNOOC Nexen Finance (2015) Australia Pty Ltd.	2.63		05/05/20	425,000	433,102
Commonwealth Bank of Australia (b)	1.88	(a)	03/31/17	800,000	803,032
Compagnie de Financement Foncier	0.82	(a)	03/22/17	2,100,000	2,091,833
Daimler Finance NA LLC (b)	1.38		08/01/17	400,000	400,182
Daimler Finance NA LLC (b)	1.10	(a)	08/01/17	775,000	774,984
DEPFA ACS Bank	0.77	(a)	06/20/17	1,100,000	1,092,598
Deutsche Bank AG	2.85		05/10/19	1,250,000	1,219,098
Deutsche Bank AG	2.72	(a)	05/10/19	750,000	732,188
Dexia Municipal Agency	5.25		02/16/17	1,100,000	1,114,883
Export-Import Bank of Korea	1.53	(a)	11/26/16	1,000,000	1,000,730
Glencore Funding LLC (b)	1.74	(a)	04/16/18	2,875,000	2,842,656
Hydro-Quebec	6.27		01/03/26	80,000	102,065
Landesbank Baden-Wuerttemberg	1.38		03/05/18	8,300,000	8,301,295
Landesbank Baden-Wuerttemberg	7.63		02/01/23	1,175,000	1,500,221
International Bank for Reconstruction and Development	0.00	(c)	05/01/18	295,000	287,779
Mizuho Bank Ltd. (b)	2.15		10/20/18	325,000	327,768
Nexen Energy ULC	5.65		05/15/17	515,000	527,583
Pentair Finance S.A.	2.90		09/15/18	950,000	963,267
Reckitt Benckiser Treasury Services plc.(b)	2.13		09/21/18	975,000	983,651
Santander UK plc	2.50		03/14/19	250,000	253,715
Santander UK plc	2.34	(a)	03/14/19	250,000	254,214
Shell International Finance BV	1.90		08/10/18	3,175,000	3,219,056
Shell International Finance BV	1.63		11/10/18	2,125,000	2,131,048
Shell International Finance BV	1.38		09/12/19	3,000,000	2,990,895
Shell International Finance BV	1.20	(a)	09/12/19	3,000,000	2,998,311
Shell International Finance BV	2.13		05/11/20	665,000	675,073

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2016 | (Unaudited)

Yankee Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Sinopec Group Overseas Development (2014) Ltd.(b)	1.75%		04/10/17	$ 1,075,000	$ 1,076,901
Sinopec Group Overseas Development (2015) Ltd.(b)	2.50		04/28/20	1,075,000	1,093,964
Sinopec Group Overseas Development (2016) Ltd.(b)	1.75		09/29/19	2,200,000	2,188,127
Standard Chartered Bank plc.(b)	2.10		08/19/19	700,000	699,668
Standard Chartered Bank plc.(b)	1.94	(a)	08/19/19	450,000	453,558
Statoil ASA	1.25		11/09/17	2,500,000	2,498,492
Statoil ASA	1.95		11/08/18	325,000	328,173
Toronto Dominion Bank	1.45		09/06/18	4,400,000	4,400,779
TransCanada PipeLines Ltd.	1.88		01/12/18	775,000	778,088
TransCanada PipeLines Ltd.	1.46	(a)	01/12/18	2,350,000	2,341,674
TransCanada PipeLines Ltd.	7.13		01/15/19	2,045,000	2,276,921
Volkswagen Group of America Finance LLC (b)	1.25		05/23/17	1,650,000	1,644,555
Total Yankee Bonds
(Cost $72,795,252)					73,324,395

Asset Backed Securities | 22.6% of portfolio
Access Group Inc. 01	1.19	(a)	05/25/29	909,308	872,190
Access Group Inc. 04-A	0.90	(a)	04/25/29	278,527	276,142
Access Group Inc. 05-B	1.01	(a)	07/25/35	1,921,175	1,791,611
Ally Master Owner Trust 14-1	0.99	(a)	01/15/19	1,450,000	1,451,425
Ally Master Owner Trust 14-1	1.29		01/15/19	1,725,000	1,725,338
Ally Master Owner Trust 14-3	1.33		03/15/19	1,500,000	1,502,302
Ally Master Owner Trust 14-4	0.92	(a)	06/17/19	4,025,000	4,028,499
Ally Master Owner Trust 14-4	1.43		06/17/19	4,075,000	4,082,055
Ally Master Owner Trust 14-5	1.01	(a)	10/15/19	4,500,000	4,505,733
Ally Master Owner Trust 14-5	1.60		10/15/19	4,000,000	4,016,520
Ally Master Owner Trust 15-2	1.83		01/15/21	725,000	729,412
American Credit Acceptance Receivables Trust 16-A (b)	2.37		05/12/20	442,037	444,935
Avant Loans Funding Trust 16-A (b)	4.11		05/15/19	1,217,840	1,223,330
Avant Loans Funding Trust 16-B (b)	3.92		08/15/19	728,140	731,873
Avant Loans Funding Trust 16-C (b)	2.96		09/16/19	1,060,058	1,061,662
Axis Equipment Finance Receivables LLC 15-1 (b)	1.90		03/20/20	1,018,672	1,020,668
California Republic Auto Receivable Trust 15-3	2.13		05/17/21	2,100,000	2,131,532
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75		07/10/22	1,458,333	1,503,779
College Loan Corp Trust 07-2	0.96	(a)	01/25/24	19,395,000	19,005,521
CPS Auto Trust 13-A (b)	1.31		06/15/20	443,345	441,354
CPS Auto Trust 13-B (b)	1.82		09/15/20	460,175	460,902
CPS Auto Trust 13-C (b)	1.64		04/16/18	43,969	43,979
CPS Auto Trust 13-D (b)	1.54		07/16/18	34,587	34,602
CPS Auto Trust 14-C (b)	1.31		02/15/19	808,811	808,366
CPS Auto Trust 15-A (b)	1.53		07/15/19	1,103,061	1,103,410
DT Auto Owner Trust 16-1 (b)	2.00		09/16/19	704,735	706,550
Edlinc Student Loan Funding Trust 12-A (b)	0.35	(a)	10/01/25	3,034,160	3,061,164
Education Loan Asset Backed Trust 13-1 (b)	1.52	(a)	11/25/33	7,681,205	6,802,488
Element Rail Leasing I LLC 14-1 (b)	2.30		04/19/44	2,408,943	2,361,327
Element Rail Leasing I LLC 15-1 (b)	2.71		02/19/45	870,602	857,767
Element Rail Leasing I LLC 16-1 (b)	3.97		03/19/46	464,063	467,486
Entergy New Orleans Storm Recovery Fund 15-1	2.67		06/01/27	939,323	974,966
Exeter Automobile Receivables Trust 15-3 (b)	2.00		03/16/20	870,173	870,510
Exeter Automobile Receivables Trust 16-1 (b)	2.35		07/15/20	159,470	159,904
Flagship Credit Auto Trust 13-2 (b)	1.94		01/15/19	110,359	110,477
Flagship Credit Auto Trust 15-3 (b)	2.38		10/15/20	792,558	797,402
Ford Credit Floorplan Master Owner Trust 14-1	1.20		02/15/19	1,750,000	1,751,055
Ford Credit Floorplan Master Owner Trust 14-1	0.92	(a)	02/15/19	1,750,000	1,751,348
Ford Credit Floorplan Master Owner Trust 16-1	1.76		02/15/21	1,250,000	1,254,869
Ford Credit Floorplan Master Owner Trust 16-1	1.42	(a)	02/15/21	1,250,000	1,263,868
Foursight Capital Automobile Receivables Trust 16-1 (b)	2.87	(a)	10/15/21	975,000	982,073
FRS I LLC 13-1 (b)	1.80		04/15/43	159,923	156,825

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2016 | (Unaudited)

Asset Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
KeyCorp Student Loan Trust 00-A	0.98	%(a)	05/25/29	585,472	561,749
KeyCorp Student Loan Trust 00-B	0.95	(a)	07/25/29	730,879	609,333
KeyCorp Student Loan Trust 04-A	0.93	(a)	10/28/41	262,430	261,586
KeyCorp Student Loan Trust 04-A	1.06	(a)	01/27/43	576,785	509,796
KeyCorp Student Loan Trust 05-A	1.04	(a)	09/27/40	468,058	410,736
KeyCorp Student Loan Trust 06-A	0.95	(a)	09/27/35	3,839,888	3,796,978
Longtrain Leasing III LLC 2015-1 (b)	2.98		01/15/45	662,468	653,253
Navistar Financial Dealer Note Master Trust 15-1 (b)	1.93	(a)	06/25/20	725,000	724,014
Navistar Financial Dealer Note Master Trust 16-1 (b)	2.15	(a)	09/27/21	1,900,000	1,900,000
One Main Financial Issuance Trust 14-2 (b)	2.47		09/18/24	1,902,627	1,906,853
One Main Financial Issuance Trust 15-2 (b)	2.57		07/18/25	925,000	928,241
One Main Direct Auto Receivables Trust 16-1 (b)	2.04		01/15/21	432,167	433,906
Oscar US Funding Trust 16-2 (b)	2.31		11/15/19	950,000	949,924
Sierra Auto Receivables Securities Trust 16-1 (b)	2.85		01/18/22	792,700	799,714
Skopos Auto Receivables Trust 15-2 (b)	3.55		02/15/20	430,288	430,521
SLC Student Loan Trust 05-1	0.83	(a)	02/15/45	1,280,944	1,080,652
SLC Student Loan Trust 06-A	0.93	(a)	07/15/36	3,275,000	3,203,654
SLC Student Loan Trust 06-A	1.08	(a)	07/15/36	6,250,000	5,543,216
SLM Student Loan Trust 03-A	1.29	(a)	09/15/20	821,111	817,564
SLM Student Loan Trust 03-B	1.05	(a)	03/15/22	1,869,343	1,852,542
SLM Student Loan Trust 03-11	1.30	(a)	12/15/38	657,541	564,044
SLM Student Loan Trust 04-A	1.05	(a)	06/15/33	2,899,935	2,738,013
SLM Student Loan Trust 04-B	0.85	(a)	06/15/21	121,857	121,598
SLM Student Loan Trust 04-B	0.98	(a)	03/15/24	5,275,000	4,979,526
SLM Student Loan Trust 05-A	0.85	(a)	06/15/23	2,480,372	2,398,595
SLM Student Loan Trust 06-A	0.84	(a)	12/15/23	2,674,469	2,650,519
SLM Student Loan Trust 07-A	0.77	(a)	09/15/25	590,140	586,590
Small Business Administration 02-20K	5.08		11/01/22	22,799	24,324
Springcastle Funding Asset-Backed Notes 14-A(b)	2.70		05/25/23	1,233,396	1,237,376
ThunderRoad Motorcycle Trust 16-1 (b)	4.00		09/15/22	1,610,575	1,628,951
United Auto Credit Securitization Trust 16-2 (b)	1.67		09/10/18	700,000	700,000
Total Asset Backed Securities
(Cost $122,646,306)					124,330,987

Mortgage Backed Securities | 2.7% of portfolio
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	108,505	104,253
ACE Securities Corp. 06-ASL1	0.80	(a)	02/25/36	307,432	181,186
ACE Securities Corp. 06-GP1	0.78	(a)	02/25/31	13,424	13,248
ACE Securities Corp. 06-SL1	0.84	(a)	09/25/35	118,993	71,569
Adjustable Rate Mortgage Trust 05-10	3.22	(a)	01/25/36	63,241	54,004
American Business Financial Services 02-1	7.01		12/15/32	67,955	66,395
American Home Mortgage Investment Trust 05-01	3.23	(a)	06/25/45	85,543	85,087
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	11,310	11,261
Amresco Residential Securities 98-1	7.48		10/25/27	45,049	50,736
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	98,643	82,171
Banc of America Funding Corp. 04-A	3.04	(a)	09/20/34	10,279	10,170
Banc of America Funding Corp. 05-G	3.06	(a)	10/20/35	223,993	208,941
Banc of America Funding Corp. 07-5	6.50		07/25/37	33,885	32,844
Banc of America Mortgage Securities Inc. 02-J	3.96	(a)	09/25/32	2,717	2,559
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	6,631	6,730
Banc of America Mortgage Securities Inc. 05-C	3.54	(a)	04/25/35	24,179	22,335
Bayview Financial Acquisition Trust 06-D	5.93		12/28/36	4,082,890	4,002,538
Bayview Financial Asset Trust 07-SR1A (b)	0.98	(a)	03/25/37	171,027	139,896
Bear Stearns Adjustable Rate Mortgage Trust 04-10	2.99	(a)	01/25/35	224,389	205,004
Bear Stearns Adjustable Rate Mortgage Trust 05-12	3.32	(a)	02/25/36	26,996	25,607
Bear Stearns ALT-A Trust 04-11	3.18	(a)	11/25/34	12,049	11,185
Bear Stearns ALT-A Trust 05-4	2.98	(a)	05/25/35	85,054	81,711

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2016 | (Unaudited)

Mortgage Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Bear Stearns ALT-A Trust 05-9	2.94	%(a)	11/25/35	$ 44,381	$ 35,399
Bear Stearns ALT-A Trust 06-6	3.07	(a)	11/25/36	160,915	120,952
Bear Stearns Asset Backed Securities Trust 03-3	1.70	(a)	06/25/43	48,991	46,926
Bear Stearns Asset Backed Securities Trust 04-HE5	2.40	(a)	07/25/34	121,319	118,456
Bear Stearns Structured Products Inc., 00-1 (b)	7.33	(a)	08/28/33	1,616	1,459
CDC Mortgage Capital Trust 02-HE1	1.14	(a)	01/25/33	270,491	251,156
Chase Mortgage Finance Corp. 05-A1	2.66	(a)	12/25/35	8,478	8,046
Chaseflex Trust 05-2	6.00		06/25/35	95,062	85,504
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	12,950	12,928
CITICORP Mortgage Securities, Inc. 07-1	5.89	(d)	03/25/37	180,099	187,430
Citigroup Mortgage Loan Trust, Inc. 05-7	2.83	(a)	09/25/35	221,255	167,717
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	56,996	56,932
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	123,390	128,243
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	22,629	17,531
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	42,867	43,408
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	96,211	92,570
Countrywide Alternative Loan Trust 05-43	3.03	(a)	10/25/35	27,626	22,477
Countrywide Asset Backed Certificate 02-S2	5.98		01/25/17	56,680	56,797
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	83,547	83,218
Countrywide Asset Backed Certificate 04-S1	5.12		02/25/35	26,265	26,648
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	11/25/35	60,393	59,926
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	32,212	31,821
Countrywide Home Loans 03-49	3.10	(a)	12/19/33	22,849	23,156
Countrywide Home Loans 05-HYB8	2.79	(a)	12/20/35	81,618	67,285
Countrywide Home Loans 06-HYB5	2.99	(a)	09/20/36	55,380	43,713
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	11,836	11,876
Credit Suisse First Boston Mortgage 03-AR24	3.06	(a)	10/25/33	164,271	163,185
Credit Suisse First Boston Mortgage 03-FFA	6.60	(a)	02/25/33	13,563	13,493
Credit Suisse First Boston Mortgage 04-AR3	3.00	(a)	04/25/34	44,783	45,592
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	48,691	47,831
Credit Suisse First Boston Mortgage 06-2	5.91	(a)	07/25/36	1,120,000	81,521
DLJ Mortgage Acceptance Corp. 91-3	2.39	(a)	01/25/21	2,061	2,064
Encore Credit Receivables Trust 05-3	1.26	(a)	10/25/35	471,393	464,251
FHLMC 2649	4.50		07/15/18	32,215	32,901
FHLMC 780754	2.66	(a)	08/01/33	3,360	3,553
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	13,126	13,141
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	2.78	(a)	09/25/34	19,095	18,538
First Horizon Mortgage Pass-Through Trust 05-AR2	3.26	(a)	05/25/35	99,829	91,013
FNMA 03-38	5.00		03/25/23	2,789	2,805
FNMA 03-86	4.50		09/25/18	3,016	3,030
FNMA 813842	2.39	(a)	01/01/35	10,854	11,258
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	30,917	29,705
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	1,052,819
GNMA 03-11	4.00		10/17/29	81,639	86,792
GNMA 03-26	0.98	(a)	04/16/33	9,288	9,338
GNMA 04-17	4.50		12/20/33	15,431	16,415
GNMA 583189	4.50		02/20/17	1,254	1,278
Green Tree Financial Corp. 98-5	6.22		03/01/30	75,417	79,151
GS Mortgage Loan Trust 03-10	2.87	(a)	10/25/33	79,897	77,270
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	18,168	18,438
GS Mortgage Loan Trust 05-AR3	3.10	(a)	05/25/35	55,235	51,573
GS Mortgage Loan Trust 05-AR6	3.06	(a)	09/25/35	33,589	33,411
Home Equity Mortgage Trust 06-1	5.80		05/25/36	897,457	670,525

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2016 | (Unaudited)

Mortgage Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Home Savings of America 9	0.00	%(a)	11/25/17	$ 13,186	$ 13,193
Home Savings of America 11	4.86	(a)	01/25/18	9,240	9,234
IMPAC Secured Assets Corp. 03-3	5.03	(a)	08/25/33	99,336	102,388
Indymac Indx Mortgage Loan Trust 04-AR6	2.76	(a)	10/25/34	2,509	2,384
Indymac Indx Mortgage Loan Trust 05-AR15	3.03	(a)	09/25/35	28,342	23,706
Indymac Residential Mortgage-Backed Trust 05-L1 (g)	0.92	(a)	07/25/13	180,543	68,610
JP Morgan Mortgage Trust 05-A2	2.67	(a)	04/25/35	167,279	164,033
Lehman ABS Manufactured Housing Contract 01-B	4.35		04/15/40	33,966	34,600
Master Adjustable Rate Mortgages Trust 04-13	2.97	(a)	04/21/34	16,502	16,868
Master Adjustable Rate Mortgages Trust 05-1	2.83	(a)	01/25/35	13,855	13,460
Master Alternative Loans Trust 03-5	6.00		08/25/33	37,311	39,113
Master Asset Backed Securities Trust 07-NCW (b)	0.82	(a)	05/25/37	376,861	320,349
Master Asset Securitization Trust 03-6	5.00		07/25/18	2,298	2,339
Master Asset Securitization Trust 07-1	6.00		10/25/22	13,863	13,645
Merrill Lynch Mortgage Investors Trust 03-A2	2.61	(a)	02/25/33	29,485	28,738
Merrill Lynch Mortgage Investors Trust 06-SL1	0.88	(a)	09/25/36	31,023	30,868
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	6,453	6,480
Morgan Stanley Mortgage Loan Trust 05-5AR	3.13	(a)	09/25/35	30,334	21,622
Morgan Stanley Mortgage Loan Trust 06-1AR	3.01	(a)	02/25/36	103,941	79,167
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	176,868
New Century Home Equity Loan Trust 97-NC5	7.20	(a)	10/25/28	4	4
Nomura Asset Acceptance Corporation 06-AF2	0.63	(a)	08/25/36	164,320	58,618
Nomura Asset Acceptance Corporation 07-1	5.96		03/25/47	162,046	160,733
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	226,515	225,874
Oakwood Mortgage Investors, Inc. 02-A (g)	0.25	(a)	09/15/14	103,618	93,703
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	12,825	11,775
Ownit Mortgage Loan Asset Backed Certificate 05-5	1.03	(a)	10/25/36	4,621	4,619
Prime Mortgage Trust 05-2	5.00		07/25/20	11,187	11,237
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	27,050	27,142
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	243,009	209,216
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	80,742	80,909
Residential Asset Mortgage Products Inc. 03-RZ3	4.62		06/25/33	99,130	96,674
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	17,232	17,455
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	121,549	105,983
Residential Funding Mortgage Securities 00-HI5	7.98		12/25/25	36,787	36,594
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	5,966	6,013
Residential Funding Mortgage Securities I 05-SA2	3.14	(a)	06/25/35	29,322	24,419
Residential Funding Mortgage Securities I 06-SA1	3.91	(a)	02/25/36	32,457	29,423
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	9,590	9,591
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	8	8
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	2.92	(a)	03/25/34	14,169	14,117
Structured Adjustable Rate Mortgage Loan Trust 04-4	2.96	(a)	04/25/34	380,537	376,120
Structured Adjustable Rate Mortgage Loan Trust 04-11	3.00	(a)	08/25/34	30,729	30,501
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.97	(a)	12/25/34	63,784	46,238
Structured Adjustable Rate Mortgage Loan Trust 05-11	2.96	(a)	05/25/35	246,675	227,582
Structured Adjustable Rate Mortgage Loan Trust 06-1	2.93	(a)	02/25/36	19,465	16,936
Structured Adjustable Rate Mortgage Loan Trust 06-4	2.91	(a)	05/25/36	62,577	49,315
Structured Adjustable Rate Mortgage Loan Trust 06-4	3.03	(a)	05/25/36	61,819	51,657
Structured Asset Mortgage Investments 04-AR5	2.63	(a)	10/19/34	22,799	22,224
Structured Asset Securities Corp. 98-RF1 (b)	6.07	(a)	04/15/27	19,735	19,583
Structured Asset Securities Corp. 03-37A	2.98	(a)	12/25/33	132,473	130,264
Structured Asset Securities Corp. 04-3	5.17	(a)	03/25/24	99,414	100,547
Terwin Mortgage Trust 04-5HE	1.41	(a)	06/25/35	471,910	444,691
Wachovia Mortgage Loan Trust 06-A	3.00	(a)	05/20/36	85,226	80,813

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2016 | (Unaudited)

Mortgage Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Washington Mutual Mortgage Securities Corp. 04-AR3	2.78	%(a)	06/25/34	$ 33,903	$ 34,131
Washington Mutual Mortgage Securities Corp. 04-AR14	2.60	(a)	01/25/35	61,820	61,761
Washington Mutual MSC Mortgage Pass-Through
Certificates 03-MS2	5.00		03/25/18	5,227	5,272
Wells Fargo Mortgage Backed Securities Trust 04-B	2.75	(a)	02/25/34	11,224	11,148
Wells Fargo Mortgage Backed Securities Trust 04-E	3.08	(a)	05/25/34	14,079	14,209
Wells Fargo Mortgage Backed Securities Trust 04-EE	3.11	(a)	12/25/34	12,578	12,971
Wells Fargo Mortgage Backed Securities Trust 04-F	3.54	(a)	06/25/34	39,989	40,522
Wells Fargo Mortgage Backed Securities Trust 04-I	2.93	(a)	07/25/34	2,796	2,828
Wells Fargo Mortgage Backed Securities Trust 04-K	3.11	(a)	07/25/34	54,825	54,711
Wells Fargo Mortgage Backed Securities Trust 04-K	3.10	(a)	07/25/34	21,023	21,795
Wells Fargo Mortgage Backed Securities Trust 04-K	3.10	(a)	07/25/34	23,387	23,746
Wells Fargo Mortgage Backed Securities Trust 04-R	3.03	(a)	09/25/34	28,446	29,106
Wells Fargo Mortgage Backed Securities Trust 05-AR14	3.01	(a)	08/25/35	13,411	13,452
Wells Fargo Mortgage Backed Securities Trust 05-AR15	3.05	(a)	09/25/35	108,024	105,896
Wells Fargo Mortgage Backed Securities Trust 05-AR16	3.03	(a)	10/25/35	25,860	24,905
Wells Fargo Mortgage Backed Securities Trust 06-AR4	3.20	(a)	04/25/36	23,163	21,134
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.25	(a)	12/25/36	14,824	13,776
Total Mortgage Backed Securities
(Cost $16,672,608)					14,871,501

Municipal Bonds | 19.9% of portfolio
Alaska Housing Finance Corp.	2.80		12/01/26	125,000	125,776
Alaska Housing Finance Corp.	1.32	(a)	06/01/43	5,150,000	5,154,584
Alaska Student Loan Corp.	1.03	(a)	08/25/31	845,097	820,412
Atlantic City NJ	4.00		11/01/16	400,000	383,424
Austin TX	1.58		09/01/17	3,250,000	3,277,723
Colorado Housing & Finance Authority	1.17		05/01/17	1,255,000	1,258,577
Colorado Housing & Finance Authority	1.69		05/01/18	1,245,000	1,257,462
Colorado State Department of Corrections	2.26		09/01/17	3,375,000	3,414,690
Desert Sands California Unified School District	2.28		06/01/19	375,000	381,131
Energy Northwest, WA	2.15		07/01/18	850,000	867,680
Florida State Board of Administration Finance Corp.	2.16		07/01/19	4,375,000	4,456,944
Illinois, State of Sales Tax Revenue	2.23		06/15/19	3,625,000	3,678,396
Indiana Bond Bank	1.48		01/15/17	1,285,000	1,287,994
Indiana Bond Bank	2.08		01/15/19	300,000	304,716
Jobsohio Beverage System, OH	1.57		01/01/17	925,000	926,933
Lehigh County Authority PA	3.44		12/01/18	3,825,000	3,940,477
Missouri Higher Education Loan Authority	1.35	(a)	01/26/26	197,185	195,002
Mississippi, State of	2.40		10/01/22	225,000	233,406
New Jersey Economic Development Authority	0.00	(c)	02/15/17	1,890,000	1,877,639
New Jersey Economic Development Authority	0.00	(c)	02/15/18	3,125,000	3,037,469
New Jersey Economic Development Authority	0.00	(c)	02/15/19	4,015,000	3,799,154
New Jersey Economic Development Authority	0.00	(c)	02/15/20	11,550,000	10,636,626
New Jersey Economic Development Authority	0.00	(c)	02/15/21	1,350,000	1,200,825
New Jersey Economic Development Authority	0.00	(c)	02/15/22	755,000	640,527
New Orleans Louisiana	2.12		09/01/17	825,000	829,670
New Orleans Louisiana	2.80		09/01/19	1,725,000	1,768,625
New York City, NY Transitional Finance Authority	1.80		08/01/18	1,475,000	1,494,101
New York City, NY Transitional Finance Authority	1.85		05/01/19	2,025,000	2,060,559

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2016 | (Unaudited)

Municipal Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
New York City, NY Transitional Finance Authority	2.45%		08/01/20	$ 1,000,000	$ 1,042,440
New York City, NY Transitional Finance Authority	2.75		11/01/20	2,695,000	2,838,670
New York City, NY Transitional Finance Authority	2.85		02/01/21	2,775,000	2,933,064
New York State Urban Development Corp.	2.35		03/15/20	4,350,000	4,511,342
North Carolina Housing Finance Agency	4.00		01/01/30	1,180,000	1,256,181
North Carolina State Education Assistance Authority	1.32	(a)	07/25/39	752,194	740,844
Oklahoma Student Loan Authority	1.02	(a)	02/25/32	647,289	628,071
Pennsylvania Higher Education Assistance Agency (b)	1.08	(a)	05/25/57	272,015	268,689
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/18	9,720,000	9,419,555
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/19	2,500,000	2,390,425
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/20	5,285,000	4,892,800
Puerto Rico, Commonwealth of	5.50		07/01/17	320,000	328,282
Puerto Rico, Commonwealth of	5.50		07/01/17	230,000	236,746
Puerto Rico, Commonwealth of	5.50		07/01/18	340,000	358,727
Puerto Rico, Commonwealth of	5.25		07/01/18	390,000	407,784
Puerto Rico, Commonwealth of	5.50		07/01/19	250,000	262,203
Puerto Rico Electric Power Authority	5.00		07/01/18	300,000	304,893
Puerto Rico Electric Power Authority	5.00		07/01/17	330,000	337,339
Puerto Rico Electric Power Authority	5.50		07/01/17	500,000	512,755
Puerto Rico Highway & Transportation Authority	5.50		07/01/17	725,000	746,264
Puerto Rico Highway & Transportation Authority	6.00		07/01/18	420,000	444,473
Puerto Rico Highway & Transportation Authority	5.50		07/01/19	475,000	505,333
Puerto Rico Highway & Transportation Authority	6.25		07/01/21	2,400,000	2,672,136
Puerto Rico Sales Tax Financing Corp.	5.25		08/01/19	3,175,000	1,686,751
Puerto Rico Sales Tax Financing Corp.	4.38		08/01/20	905,000	474,003
Stockton California Pension Obligation	5.14		09/01/17	415,000	419,075
Utah Infrastructure Agency	3.20		10/15/16	175,000	175,095
University of California	2.85		05/15/20	540,000	567,572
Utility Debt Securitization Authority, NY	2.04		06/15/21	415,000	421,254
Vermont Student Assistance Corp.	1.22	(a)	07/28/34	971,811	944,668
Village of Rosemont Illinois	2.14		12/01/16	1,375,000	1,376,402
Village of Rosemont Illinois	2.77		12/01/18	1,375,000	1,401,001
Virginia Housing Development Authority	1.11		10/01/16	550,000	550,000
Wayne County Michigan	4.25		12/01/18	1,000,000	1,009,560
Wayne County Michigan Building Authority	7.33		12/01/16	740,000	742,390
Wisconsin, Public Finance Authority	2.50		09/01/18	2,250,000	2,260,845
Total Municipal Bonds
(Cost $108,580,605)					109,378,154

U.S. Government and Agency Obligations | 5.9% of portfolio
Overseas Private Investment Corp.	3.56	(e)	04/23/17	1,000,000	1,267,500
Overseas Private Investment Corp.	1.50	(f)	11/17/17	1,100,000	1,180,518
Overseas Private Investment Corp.	1.30		06/15/19	471,429	471,934
Overseas Private Investment Corp.	0.83	(f)	11/08/19	1,375,000	1,415,105
Overseas Private Investment Corp.	1.50	(f)	11/15/20	1,075,000	1,147,880
Overseas Private Investment Corp.	2.52		09/15/22	1,750,000	1,804,411
Tennessee Valley Authority	0.00	(c)	06/15/21	595,000	549,516
U.S. Department of Housing & Urban Development	1.88		08/01/19	950,000	974,830
U.S. Department of Housing & Urban Development	6.07		08/01/21	12,000	12,125
U.S. Department of Housing & Urban Development	6.12		08/01/22	109,000	109,799
U.S. Treasury Notes	0.75		03/15/17	2,950,000	2,953,974

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2016 | (Unaudited)

U.S. Government and Agency Obligations | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
U.S. Treasury Notes	1.00%		03/31/17	$ 10,000,000	$ 10,026,990
U.S. Treasury Notes	0.88		06/15/17	2,900,000	2,905,437
U.S. Treasury Notes	1.88		08/31/17	1,925,000	1,946,048
U.S. Treasury Notes	1.00		09/15/17	1,700,000	1,705,313
U.S. Treasury Notes	1.63		04/30/19	1,975,000	2,013,112
U.S. Treasury Notes	1.38		10/31/20	2,175,000	2,200,319
Total U.S. Government and Agency Obligations
(Cost $32,387,265)					32,684,811

Commercial Paper | 3.2% of portfolio
China International Marine Containers Hong Kong Ltd.	0.95		10/11/16	10,000,000	9,997,361
China Power International Development Ltd.	0.85		10/03/16	7,660,000	7,659,719
Total Commercial Paper
(Cost $17,656,999)					17,657,080

Money Market | less than 0.1% of portfolio
				Shares
State Street Institutional Liquid Reserves Fund (Premier Class)	0.40	(h)		907	907
Total Money Market Account
(Cost $907)					907

Total Investment in Securities | 100%
(Cost $547,118,204)					$ 550,257,481

(a) Variable coupon rate as of September 30, 2016.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to
$61,656,598 and represents 11.2% of total investments.
(c) Zero coupon security, purchased at a discount.
(d) Step coupon security, the current rate may be adjusted upwards before maturity date.
(e) Interest is paid at maturity.
(f) Interest is paid at put date.
(g) Security did not mature on maturity date. While additional principal and interest have been received past the maturity date, the amount and timing of future payments is uncertain.
(h) 7-day yield at September 30, 2016.

NA—National Association
LLC—Limited Liablity Company
SCS—Société En Commandite Simple
AG— Aktiengesellschaft
BV—Besloten Vennootschap
ULC—Unlimited Liability Corporation
SA—Sociedad Anónima or Société Anonyme
plc—Public Limited Company
ASA—Allmennaksjeselskap

At September 30, 2016, the cost of investment securities for tax purposes was $547,118,204.  Net unrealized appreciation of investment securities was $3,139,277 consisting of unrealized gains of $8,501,036 and unrealized losses of $5,361,759.

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | September 30, 2016 | (Unaudited)

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 178,009,646	$ -	$ 178,009,646
Municipal Bonds	$ -	$ 123,863,501	$ 467,486	$ 124,330,987
Asset-Backed Securities	$ -	$ 109,378,154	$ -	$ 109,378,154
Yankee Bonds	$ -	$ 73,324,395	$ -	$ 73,324,395
U.S. Government & Agency Obligations	$ -	$ 32,684,811	$ -	$ 32,684,811
Mortgage-Backed Securities	$ -	$ 14,662,995	$ 208,506	$ 14,871,501
Commercial Paper	$ -	$ 17,657,080	$ -	$ 17,657,080
Cash Equivalents	$ 907	$ -	$ -	$ 907
	$ 907	$ 549,580,582	$ 675,992	$ 550,257,481

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

		Mortgage-Backed Securities	Asset-Backed Securities	Total
Balance as of December 31, 2015		$ 248,689	$ -	$ 248,689
Purchase at cost		-	500,000	500,000
Sales at proceeds		(19,538)	(35,937)	(55,475)
Realized gain/(loss)		3,162	-	3,162
Change in unrealized appreciation/(depreciation)		(25,265)	3,423	(21,842)
Accretion/(amortization)		1,458	-	1,458
Transfer into Level 3		-	-	-
Transfer out of Level 3		-	-	-
Balance as of September 30, 2016		$ 208,506	$ 467,486	$ 675,992

There were no other transfers between levels during the reporting period.

At September 30, 2016, the Short-Term Bond Fund held three securities with a fair value of $675,992 classified as Level 3 in the fair value hierarchy. All securities were valued by external pricing services and observable inputs were not available.

STOCK INDEX FUND
Portfolio of Investments
Stock Index Fund | September 30, 2016 | (Unaudited)

	Cost	Value
Investment in S&P 500 Index Master Portfolio	$ 49,927,215	$ 119,044,452

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Index Master Portfolio managed by BlackRock Fund Advisors. As of September 30, 2016, the Stock Index Fund's ownership interest in the S&P 500 Stock Master Portfolio was 1.34%. See the Portfolio of Investments for the S&P 500 Stock Master Portfolio for holdings information.

VALUE FUND
Portfolio of Investments
Value Fund | September 30, 2016 | (Unaudited)

Common Stocks | 98.3% of portfolio
Consumer Discretionary | 5.5%	Shares	Value
Auto Components
Cooper Tire & Rubber Co.	440,000	$ 16,728,800
Johnson Controls International plc	157,431	7,325,264
Distributors
Genuine Parts Co.	240,400	24,148,180
LKQ Corp. (a)	82,398	2,921,833
Total Consumer Discretionary		51,124,077

Consumer Staples | 2.4%
Food Products
J.M. Smucker Co. (The)	148,853	20,175,536
WhiteWave Foods Co. (The) (Class A) (a)	44,340	2,413,426
Total Consumer Staples		22,588,962

Energy | 9.4%
Energy Equipment & Services
Baker Hughes Inc.	187,000	9,437,890
Helmerich & Payne, Inc.	110,000	7,403,000
Oil, Gas, & Consumable Fuels
Chevron Corp.	295,000	30,361,400
ConocoPhillips	452,400	19,665,828
Marathon Oil Corp.	663,100	10,483,611
QEP Resources, Inc.	552,400	10,788,372
Total Energy		88,140,101

Financials | 12.3%
Banks
Bank of America Corp.	600,200	9,393,130
JPMorgan Chase & Co.	517,600	34,466,984
Wells Fargo & Co.	221,000	9,785,880
Insurance
Allstate Corp. (The)	369,000	25,527,420
American International Group, Inc.	423,298	25,118,503
Chubb Limited	85,469	10,739,180
Total Financials		115,031,097

Health Care | 21.2%
Biotechnology
AbbVie Inc.	399,000	25,164,930
Health Care Equipment & Supplies
Abbott Laboratories	399,000	16,873,710
Medtronic, plc	198,465	17,147,376
Life Sciences Tools & Services
Mettler-Toledo International Inc. (a)	45,000	18,892,350
Pharmaceuticals
Bristol-Myers Squibb Co.	719,700	38,806,224
GlaxoSmithKline plc ADR	454,000	19,581,020
Merck & Co., Inc.	380,194	23,727,908
Pfizer, Inc.	1,107,000	37,494,090
Total Health Care		197,687,608

VALUE FUND
Portfolio of Investments
Value Fund | September 30, 2016 | (Unaudited)

Common Stocks | continued
Industrials | 16.8%	Shares	Value
Aerospace & Defense
Honeywell International Inc.	281,100	$ 32,773,449
Airlines
Southwest Airlines Co.	844,100	32,827,049
Industrial Conglomerates
General Electric Co.	1,364,000	40,401,680
Machinery
Flowserve Corp.	285,900	13,791,816
Parker-Hannifin Corp.	246,400	30,930,592
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	130,500	6,099,570
Total Industrials		156,824,156

Information Technology | 20.0%
Communications Equipment
Cisco Systems, Inc.	1,343,500	42,615,820
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	16,922,283
Internet Software & Services
Alphabet Inc. (Class C) (a)	28,000	21,764,120
IT Services
Leidos Holdings Inc.	250,750	10,852,460
Visa Inc. (Class A)	356,000	29,441,200
Semiconductors & Semiconductor Equipment
Intel Corp.	1,185,000	44,733,750
Software
Microsoft Corp.	362,000	20,851,200
Total Information Technology		187,180,833

Materials | 10.7%
Chemicals
Dow Chemical Co. (The)	711,900	36,897,777
Containers & Packaging
Avery Dennison Corp.	520,000	40,450,800
Bemis Co., Inc.	433,600	22,117,936
Total Materials		99,466,513
Total Common Stocks
(Cost $534,765,178)		918,043,347

Commercial Paper | 1.7%	Face Amount
China Power International Development Ltd., 0.85%, 10/03/16	$ 15,771,000	15,770,422
Total Commercial Paper
(Cost $15,770,255)		15,770,422

VALUE FUND
Portfolio of Investments
Value Fund | September 30, 2016 | (Unaudited)

Money Market Fund | Less than 0.1% of portfolio	Shares	Value
State Street Institutional Liquid Reserves Fund (Premier Class), 0.40% (b)	604	$ 604
Total Money Market Fund
(Cost $604)		604

Total Investments in Securities
(Cost $550,536,037) | 100%		$ 933,814,373

(a) Non-income producing.
(b) 7-day yield at September 30, 2016.

plc - Public Limited Company
ADR - American Depositary Receipt

At September 30, 2016, the cost of investment securities for tax purposes was $550,536,037.  Net unrealized appreciation of investment securities was $383,278,336 consisting of unrealized gains of $390,169,556 and unrealized losses of $6,891,220.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$ 918,043,347	$ -	$ -	$ 918,043,347
Commercial Paper	$ -	$ 15,770,422	$ -	$ 15,770,422
Cash Equivalents	$ 604	$ -	$ -	$ 604
	$ 918,043,951	$ 15,770,422	$ -	$ 933,814,373

There were no transfers between levels during the period ended September 30, 2016.

GROWTH FUND
Portfolio of Investments
Growth Fund | September 30, 2016 | (Unaudited)

Common Stocks | 98.5% of portfolio
Consumer Discretionary | 26.5%	Shares	Value
Automobiles
Ferrari NV	12,170	$ 631,258
Tesla Motors, Inc. (a)	7,740	1,579,192
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings Inc.	56,505	1,295,660
MGM Resorts International (a)	83,697	2,178,633
Starbucks Corp.	12,500	676,750
Internet & Catalog Retail
Amazon.com, Inc. (a)	13,170	11,027,373
Netflix, Inc. (a)	10,000	985,500
Priceline Group, Inc. (The) (a)	4,160	6,121,398
Multiline Retail
Dollar General Corp.	14,600	1,021,854
Specialty Retail
Lowe's Cos., Inc.	23,800	1,718,598
O'Reilly Automotive, Inc. (a)	1,700	476,187
Ross Stores, Inc.	12,900	829,470
Tractor Supply Co.	19,264	1,297,430
Textiles, Apparel & Luxury Goods
Hanesbrands Inc.	38,900	982,225
Total Consumer Discretionary		30,821,528

Consumer Staples| 1.4%
Food & Staples Retailing
Costco Wholesale Corp.	6,000	915,060
Tobacco
Philip Morris International Inc.	7,300	709,706
Total Consumer Staples		1,624,766

Financials | 6.1%
Capital Markets
Morgan Stanley	74,392	2,385,008
State Street Corp.	16,400	1,141,932
TD Ameritrade Holding Corp.	39,365	1,387,223
Diversified Financial Services
CME Group Inc.	6,300	658,476
Intercontinental Exchange, Inc.	5,640	1,519,190
Total Financials		7,091,829

Health Care | 21.7%
Biotechnology
Alexion Pharmaceuticals Inc. (a)	15,008	1,839,080
Biogen Inc. (a)	2,950	923,439
Celgene Corp. (a)	9,000	940,770
Incyte Corp. (a)	5,100	480,879
Vertex Pharmaceuticals, Inc. (a)	13,900	1,212,219
Health Care Equipment & Supplies
Danaher Corp.	43,000	3,370,770
Intuitive Surgical, Inc. (a)	3,513	2,546,328
Stryker Corp.	8,500	989,485
Health Care Providers & Services
Aetna Inc.	9,640	1,112,938
Anthem, Inc.	5,866	735,068
Centene Corp. (a)	13,300	890,568
Cigna Corp.	8,300	1,081,656

GROWTH FUND
Portfolio of Investments
Growth Fund | September 30, 2016 | (Unaudited)

Common Stocks | continued
	Shares	Value
Humana Inc.	8,741	$ 1,546,195
Unitedhealth Group Inc.	18,600	2,604,000
Life Sciences Tools & Services
Illumina, Inc. (a)	2,224	404,012
Pharmaceuticals
Allergan plc (a)	8,146	1,876,105
Bristol-Myers Squibb Co.	27,900	1,504,368
Eli Lilly and Co.	7,200	577,872
Merck & Co., Inc.	8,900	555,449
Total Health Care		25,191,201

Industrials | 8.7%
Aerospace & Defense
Boeing Co. (The)	22,157	2,918,963
Textron Inc.	17,000	675,750
Airlines
Alaska Air Group, Inc.	23,751	1,564,241
American Airlines Group Inc.	62,450	2,286,295
Air Freight & Logistics
FedEx Corp.	9,100	1,589,588
Machinery
Fortive Corp.	21,500	1,094,350
Total Industrials		10,129,187

Information Technology | 32.5%
Communications Equipment
Juniper Networks, Inc.	20,700	498,042
Palo Alto Networks, Inc. (a)	3,100	493,923
Internet Software & Services
Alibaba Group Holding Ltd. ADR (a)	10,800	1,142,532
Alphabet Inc. (Class A) (a)	6,200	4,985,172
Alphabet Inc. (Class C) (a)	3,512	2,729,842
Facebook, Inc. (Class A) (a)	38,800	4,976,876
Tencent Holdings Ltd. ADR	47,100	1,312,913
IT Services
PayPal Holdings, Inc. (a)	58,100	2,380,357
Visa Inc. (Class A)	57,500	4,755,250
Semiconductors & Semiconductor Equipment
ASML Holding NV ADR	13,400	1,468,372
NXP Semiconductors NV (a)	21,154	2,157,920
Software
Intuit Inc.	4,800	528,048
Microsoft Corp.	57,900	3,335,040
Mobileye NV ADR (a)	9,792	416,845
NetSuite Inc. (a)	12,934	1,431,664
salesforce.com, Inc. (a)	27,500	1,961,575
ServiceNow, Inc. (a)	16,200	1,282,230
Workday, Inc. (Class A) (a)	7,800	715,182
Technology Hardware, Storage, & Peripherals
Apple Inc.	11,100	1,254,855
Total Information Technology		37,826,638

GROWTH FUND
Portfolio of Investments
Growth Fund | September 30, 2016 | (Unaudited)

Common Stocks | continued
Materials | 0.8%	Shares	Value
Construction Materials
Vulcan Materials Co.	8,100	$ 921,213
Total Materials		921,213

Telecommunication Services | 0.8%
Wireless Telecommunication Services
T-Mobile US, Inc. (a)	20,400	953,088
Total Telecommunication Services		953,088
Total Common Stocks
(Cost $90,936,281)		114,559,450

Money Market Fund | 1.5% of portfolio
State Street Institutional Liquid Reserves Fund (Premier Class), 0.40% (b)	1,730,441	1,730,441
Total Money Market Fund
(Cost $1,730,441)		1,730,441

Total Investments in Securities
(Cost $92,666,722) | 100%		$ 116,289,891

(a) Non-income producing.
(b) 7-day yield at September 30, 2016.

NV - Naamloze Vennottschap
plc - Public Limited Company
ADR - American Depositary Receipt

At September 30, 2016, the cost of investment securities for tax purposes was $92,683,321.  Net unrealized appreciation of investment securities was $23,606,570 consisting of unrealized gains of $26,523,778 and unrealized losses of $2,917,208.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$ 114,559,450	$ -	$ -	$ 114,559,450
Cash Equivalents	$ 1,730,441	$ -	$ -	$ 1,730,441
	$ 116,289,891	$ -	$ -	$ 116,289,891

There were no transfers between levels during the period ended September 30, 2016.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
Small-Company Stock Fund | September 30, 2016 | (Unaudited)

Common Stocks | 96.2% of portfolio
Consumer Discretionary | 16.5%	Shares	Value
Auto Components
Cooper Tire & Rubber Co.	799,450	$ 30,395,089
Distributors
Core-Mark Holding Company, Inc.	739,592	26,477,394
Hotels, Restaurants, & Leisure
BJ's Restuarants, Inc. (a)	657,427	23,371,530
Brinker International, Inc.	200,000	10,086,000
Cracker Barrel Old Country Store, Inc.	210,209	27,793,834
Wendy's Co. (The)	2,040,260	22,034,808
Multiline Retail
Fred's, Inc. (Class A)	1,685,683	15,272,288
Specialty Retail
Francesca's Holdings Corp. (a)	1,851,106	28,562,565
Textiles, Apparel, & Luxury Goods
G-III Apparel Group, Ltd. (a)	559,000	16,294,850
Total Consumer Discretionary		200,288,358

Consumer Staples | 2.5%
Food & Staples Retailing
United Natural Foods, Inc. (a)	668,100	26,750,724
Food Products
WhiteWave Foods Co. (The) (Class A) (a)	57,147	3,110,511
Total Consumer Staples		29,861,235

Energy | 1.0%
Energy Equipment & Services
Rowan Companies plc	248,000	3,759,680
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	7,981,578
Total Energy		11,741,258

Financials | 16.4%
Banks
BB&T Corp.	400,000	15,088,000
Burke & Herbert Bank & Trust Co.	2,369	4,569,801
Cardinal Financial Corp.	1,162,000	30,316,580
Glacier Bancorp, Inc.	579,000	16,513,080
Middleburg Financial Corp.	59,900	1,693,972
National Bankshares, Inc. (Virginia)	448,702	16,503,260
State Bank Financial Corp.	1,231,700	28,107,394
Sterling Bancorp	997,900	17,463,250
Texas Capital Bancshares, Inc. (a)	533,417	29,295,262
Valley National Bancorp	1,225,799	11,927,024
Consumer Finance
Encore Capital Group, Inc. (a)	1,236,289	27,791,777
Total Financials		199,269,400

SMALL-COMPANY STOCK FUND
Portfolio of Investments
Small-Company Stock Fund | September 30, 2016 | (Unaudited)

Common Stocks | continued
Health Care | 2.5%	Shares	Value
Health Care Equipment & Supplies
STERIS plc	342,112	$ 25,008,387
Life Sciences Tools & Services
NanoString Technologies, Inc. (a)	272,000	5,434,560
Total Health Care		30,442,947

Industrials | 36.3%
Aerospace & Defense
BWX Technologies, Inc.	626,200	24,027,294
Huntington Ingalls Industries, Inc.	157,208	24,118,851
Triumph Group, Inc.	737,800	20,569,864
Air Freight & Logistics
Radiant Logistics, Inc. (a)	1,444,100	4,101,244
Building Products
NCI Building Systems, Inc. (a)	985,000	14,371,150
Construction & Engineering
Dycom Industries, Inc. (a)	1,135,299	92,844,752
Orion Group Holdings, Inc. (a)	1,853,794	12,698,489
Primoris Services Corp.	1,102,400	22,709,440
Electrical Equipment
Regal Beloit Corp.	58,500	3,480,165
Industrial Conglomerates
Carlisle Companies Inc.	125,600	12,882,792
Machinery
CLARCOR Inc.	87,100	5,661,500
Gorman-Rupp Co. (The)	644,775	16,512,688
Manitowoc Co., Inc. (The)	759,400	3,637,526
Manitowoc Foodservice, Inc. (a)	759,400	12,317,468
NN, Inc.	1,348,200	24,604,650
Standex International Corp.	328,244	30,484,020
Road & Rail
Covenant Transportation Group, Inc. (Class A) (a)	533,200	10,306,756
Knight Transportation, Inc.	1,382,732	39,670,581
Werner Enterprises, Inc.	1,304,181	30,348,292
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	738,374	34,511,601
Total Industrials		439,859,123

Information Technology | 14.8%
Electronic Equipment, Instruments, & Components
Belden Inc.	337,585	23,289,990
Rofin-Sinar Technologies Inc. (a)	1,210,473	38,953,021
Internet Software & Services
comScore, Inc. (a)	623,000	19,101,180
IT Services
Cass Information Systems, Inc.	223,814	12,679,063
Computer Services, Inc.	585,362	22,302,292
ManTech International Corp. (Class A)	984,370	37,100,905
NeuStar, Inc. (Class A) (a)	826,000	21,963,340
Technology Hardware, Storage, & Peripherals
Western Digital Corp.	70,000	4,092,900
Total Information Technology		179,482,691

SMALL-COMPANY STOCK FUND
Portfolio of Investments
Small-Company Stock Fund | September 30, 2016 | (Unaudited)

Common Stocks | continued
Materials | 6.2%	Shares	Value
Chemicals
GCP Applied Technologies Inc. (a)	160,400	$ 4,542,528
PolyOne Corp.	913,600	30,888,816
Westlake Chemical Corp.	231,400	12,379,900
Construction Materials
Summit Materials, Inc. (Class A) (a)	970,000	17,993,500
Containers & Packaging
Myers Industries, Inc.	713,058	9,262,623
Total Materials		75,067,367
Total Common Stocks
(Cost $915,891,437)		1,166,012,379

Exchange Traded Funds | 2.3% of portfolio
iShares Russell 2000 Value	150,000	15,712,500
iShares Core S&P Small-Cap	100,000	12,415,000
Total Exchange Traded Funds
(Cost $24,572,642)		28,127,500

Commercial Paper | 1.5% of portfolio	Face Amount
China Shipping Container Lines Hong Kong Company Ltd., 0.85%, 10/03/16	$ 18,362,000	18,361,434
Total Commercial Paper
(Cost $18,361,133)		18,361,434

Money Market Fund | Less than 0.1% of portfolio	Shares
State Street Institutional Liquid Reserves Fund (Premier Class), 0.40% (b)	190	190
Total Money Market Fund
(Cost $190)		190

Total Investments in Securities
(Cost $958,825,402) | 100%		$1,212,501,503

(a) Non-income producing.
(b) 7-day yield at September 30, 2016.

At September 30, 2016, the cost of investment securities for tax purposes was $958,825,402.  Net unrealized appreciation of investment securities was $253,676,101 consisting of unrealized gains of $325,613,585 and unrealized losses of $71,937,484.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,166,012,379	$ -	$ -	$ 1,166,012,379
Exchange Traded Funds	$ 28,127,500	$ -	$ -	$ 28,127,500
Commercial Paper	$ -	$ 18,361,434	$ -	$ 18,361,434
Cash Equivalents	$ 190	$ -	$ -	$ 190
	$ 1,194,140,069	$ 18,361,434	$ -	$ 1,212,501,503

There were no transfers between levels during the period ended September 30, 2016.

INTERNATIONAL EQUITY FUND
Portfolio of Investments
International Equity Fund | September 30, 2016 | (Unaudited)

Common Stocks | 97.9% of portfolio
Australia | 1.7%	Shares	Value
CSL Ltd.	11,177	$ 919,090
Total Australia		919,090

Belgium | 2.0%
Anheuser-Busch InBev NV/SA ADR	8,600	1,130,126
Total Belgium		1,130,126

Brazil | 0.5%
Itaú Unibanco Holding SA ADR (Class A)	26,200	286,628
Total Brazil		286,628

Britain | 9.6%
BBA Aviation plc	128,600	416,240
Royal Dutch Shell plc (Class B)	72,276	1,873,804
Unilever plc	25,877	1,224,502
WPP plc	77,280	1,816,514
Total Britain		5,331,060

Canada | 2.2%
Canadian National Railway Co.	18,300	1,196,820
Total Canada		1,196,820

China | 0.7%
Baidu, Inc. ADR (a)	2,300	418,761
Total China		418,761

Denmark | 1.1%
Coloplast AS (Class B)	8,157	634,380
Total Denmark		634,380

Finland | 1.0%
KONE Corp. (Class B) (a)	10,943	555,543
Total Finland		555,543

France | 10.9%
Air Liquide SA	12,125	1,300,242
Dassault Systèmes SA	30,100	2,612,993
L’Oréal SA	8,403	1,588,245
LVMH Moët Hennessy - Louis Vuitton SE	3,108	529,948
Total France		6,031,428

Germany | 16.5%
Allianz SE REG	9,773	1,452,366
Bayer AG REG	14,300	1,436,152
Bayerische Motoren Werke AG	14,534	1,223,693
Fresenius Medical Care AG & Co. KGaA	10,064	880,458
FUCHS PETROLUB SE	4,127	168,552
FUCHS PETROLUB SE (Preferred)	8,689	396,708
Linde AG	5,601	951,725
SAP SE ADR	21,100	1,928,751
Symrise AG	10,036	735,986
Total Germany		9,174,391

INTERNATIONAL EQUITY FUND
Portfolio of Investments
International Equity Fund | September 30, 2016 | (Unaudited)

Common Stocks | continued
Hong Kong | 4.6%	Shares	Value
AIA Group Ltd.	375,700	$ 2,526,485
Total Hong Kong		2,526,485

Israel | 1.2%
Check Point Software Technologies Ltd.	8,800	682,968
Total Israel		682,968

Italy | 1.3%
Tenaris, SA ADR	24,700	701,480
Total Italy		701,480

Japan | 19.3%
FANUC Corp.	9,300	1,570,913
JGC Corp.	35,000	609,298
Keyence Corp.	2,300	1,685,185
Kubota Corp.	44,000	665,962
M3, Inc.	49,700	1,701,253
MISUMI Group Inc.	59,000	1,108,769
Mitsubishi Estate Co., Ltd.	29,000	544,230
MonotaRO Co., Ltd.	24,400	657,773
Park24 Co., Ltd.	25,200	819,579
Sysmex Corp.	18,500	1,372,579
Total Japan		10,735,541

Mexico | 0.3%
Grupo Televisa SAB ADR	5,600	143,864
Total Mexico		143,864

Portugal | Less than 0.1%
Banco Espirito Santo SA (a)	2,678,100	-
Total Portugal		-

Republic of South Korea | 1.4%
Samsung Electronics Co., Ltd. GDR	383	276,642
Samsung Electronics Co., Ltd. REG GDR	818	476,801
Total Republic of South Korea		753,443

Singapore | 2.3%
DBS Group Holdings Ltd.	114,800	1,302,618
Total Singapore		1,302,618

South Africa | 1.4%
MTN Group Ltd.	20,816	178,452
Naspers Ltd. (Class N)	2,870	496,719
Sasol Ltd.	4,100	112,014
Total South Africa		787,185

Spain | 2.3%
Banco Bilboa Vizcaya Argentaria SA	119,776	724,712
Grifols, SA	11,340	244,436
Grifols, SA ADR	17,800	284,266
Total Spain		1,253,414

Sweden | 3.7%
Alfa Laval AB	35,100	550,293
Atlas Copco AB (Class A)	30,088	905,785
Skandinaviska Enskilda Banken AB (Class A)	57,789	580,862
Total Sweden		2,036,940

INTERNATIONAL EQUITY FUND
Portfolio of Investments
International Equity Fund | September 30, 2016 | (Unaudited)

Common Stocks | continued
Switzerland | 8.7%	Shares	Value
Nestlé SA REG	26,896	$ 2,123,817
Roche Holding AG REG	8,492	2,110,249
Sonova Holding AG	4,289	608,164
Total Switzerland		4,842,230

Taiwan | 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,800	452,732
Total Taiwan		452,732

Turkey | 0.4%
Türkiye Garanti Bankasi AS	76,900	209,168
Total Turkey		209,168

United States of America | 4.0%
Bunge Ltd.	11,600	687,068
Schlumberger Ltd.	19,600	1,541,344
Total United States of America		2,228,412
Total Common Stocks
(Cost $50,968,291)		54,334,707

Money Market Fund | 2.1% of portfolio
State Street Institutional Liquid Reserves Fund (Premier Class), 0.40.% (b)	1,164,359	1,164,359
Total Money Market Fund
(Cost $1,164,359)		1,164,359

Total Investments in Securities
(Cost $52,132,650) | 100%		$ 55,499,066

(a) Non-income producing.
(b) 7-day yield at September 30, 2016.

NV - Naamloze Vennottschap
SA - Société Anonyme or Sociedad Anónima
ADR - American Depositary Receipt
plc - Public Limited Company
AS - Aktieselskab or Anonim Şirketi
SE - Societas Europaea
REG - Registered Shares
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft auf Aktien
SAB - Sociedad Anonima Bursatil
GDR - Global Depositary Receipt
AB - Aktiebolag

At September 30, 2016, the cost of investment securities for tax purposes was $52,272,027.  Net unrealized appreciation of investment securities was $3,227,039 consisting of unrealized gains of $6,718,329 and unrealized losses of $3,491,290.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

INTERNATIONAL EQUITY FUND
Portfolio of Investments
International Equity Fund | September 30, 2016 | (Unaudited)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks
Foreign Equities	$ 4,108,200	$ 43,917,288	$ -	$ 48,025,488
American Depository Receipts	$ 5,555,776	$ 753,443	$ -	$ 6,309,219
Cash Equivalents	$ 1,164,359	$ -	$ -	$ 1,164,359
	$ 10,828,335	$ 44,670,731	$ -	$ 55,499,066

There were no transfers between levels during the period ended September 30, 2016.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2016 (Unaudited)

Common Stocks | 95.3% of net assets
Aerospace & Defense | 2.4%	Shares	Value
Boeing Co.	261,420	$ 34,439,471
General Dynamics Corp.	128,908	20,001,365
Honeywell International, Inc.	341,989	39,872,497
L-3 Communications Holdings, Inc.	35,161	5,299,817
Lockheed Martin Corp.	113,792	27,278,218
Northrop Grumman Corp.	80,460	17,214,417
Raytheon Co.	133,201	18,132,652
Rockwell Collins, Inc.	58,993	4,975,470
Textron, Inc.	121,249	4,819,648
TransDigm Group, Inc. (a)	22,572	6,526,017
United Technologies Corp.	350,638	35,624,821
Total Aerospace & Defense		214,184,393

Air Freight & Logistics | 0.7%
C.H. Robinson Worldwide, Inc.	63,418	4,468,432
Expeditors International of Washington, Inc.	81,417	4,194,604
FedEx Corp.	110,069	19,226,853
United Parcel Service, Inc., Class B	311,477	34,063,125
Total Air Freight & Logistics		61,953,014

Airlines | 0.5%
Alaska Air Group, Inc.	55,483	3,654,110
American Airlines Group, Inc.	238,630	8,736,244
Delta Air Lines, Inc.	337,238	13,273,688
Southwest Airlines Co.	279,340	10,863,533
United Continental Holdings, Inc. (a)	132,190	6,936,009
Total Airlines		43,463,584

Auto Components | 0.4%
BorgWarner, Inc.	90,749	3,192,550
Delphi Automotive PLC	122,388	8,728,712
Goodyear Tire & Rubber Co.	118,249	3,819,442
Johnson Controls International PLC	426,819	19,859,901
Total Auto Components		35,600,605

Automobiles | 0.5%
Ford Motor Co.	1,758,918	21,230,140
General Motors Co.	640,117	20,336,517
Harley-Davidson, Inc.	80,599	4,238,702
Total Automobiles		45,805,359

Banks | 5.1%
Bank of America Corp.	4,599,299	71,979,029
BB&T Corp.	367,414	13,858,856
Citigroup, Inc.	1,308,260	61,789,120
Citizens Financial Group, Inc.	234,834	5,802,748
Comerica, Inc.	80,032	3,787,114
Fifth Third Bancorp	346,052	7,080,224
Huntington Bancshares, Inc.	487,030	4,802,116
JPMorgan Chase & Co.	1,627,372	108,366,701
KeyCorp	487,398	5,931,634
M&T Bank Corp.	70,658	8,203,394
PNC Financial Services Group, Inc. (b)	221,385	19,944,575
Regions Financial Corp.	565,188	5,578,406
SunTrust Banks, Inc.	225,955	9,896,829
US Bancorp	725,172	31,102,627
Wells Fargo & Co.	2,046,286	90,609,544
Zions Bancorporation	92,420	2,866,868
Total Banks		451,599,785

Beverages | 2.1%
Brown-Forman Corp., Class B	82,198	3,899,473
Coca-Cola Co.	1,750,598	74,085,307
Constellation Brands, Inc., Class A	79,838	13,292,229
Dr. Pepper Snapple Group, Inc.	83,497	7,624,111
Molson Coors Brewing Co., Class B	83,160	9,130,968
Monster Beverage Corp. (a)	60,922	8,943,959
PepsiCo, Inc.	648,075	70,491,118
Total Beverages		187,467,165

Biotechnology | 2.9%
AbbVie, Inc.	733,761	46,278,306
Alexion Pharmaceuticals, Inc. (a)	100,569	12,323,725
Amgen, Inc.	337,218	56,251,335

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2016 (Unaudited)

Common Stocks | continued	Shares	Value
Biogen, Inc. (a)	98,780	$ 30,921,103
Celgene Corp. (a)	349,089	36,490,273
Gilead Sciences, Inc.	594,273	47,018,880
Regeneron Pharmaceuticals, Inc. (a)	34,013	13,673,906
Vertex Pharmaceuticals, Inc. (a)	111,012	9,681,357
Total Biotechnology		252,638,885

Building Products | 0.1%
Allegion PLC	43,223	2,978,497
Fortune Brands Home & Security, Inc.	69,339	4,028,596
Masco Corp.	148,020	5,078,566
Total Building Products		12,085,659

Capital Markets | 1.8%
Affiliated Managers Group, Inc. (a)	24,800	3,588,560
Ameriprise Financial, Inc.	72,696	7,252,880
Bank of New York Mellon Corp.	481,039	19,183,835
BlackRock, Inc. (b)	54,991	19,932,038
Charles Schwab Corp.	542,550	17,128,303
E*Trade Financial Corp. (a)	123,370	3,592,534
Franklin Resources, Inc.	158,356	5,632,723
Goldman Sachs Group, Inc.	169,959	27,409,288
Invesco Ltd.	185,002	5,785,013
Legg Mason, Inc.	41,556	1,391,295
Morgan Stanley	663,588	21,274,631
Northern Trust Corp.	95,994	6,526,632
State Street Corp.	165,112	11,496,749
T. Rowe Price Group, Inc.	112,556	7,484,974
Total Capital Markets		157,679,455

Chemicals | 2.0%
Air Products & Chemicals, Inc.	97,582	14,670,478
Albemarle Corp.	50,617	4,327,247
CF Industries Holdings, Inc.	97,770	2,380,700
Dow Chemical Co.	507,878	26,323,317
E.I. du Pont de Nemours & Co.	393,896	26,379,215
Eastman Chemical Co.	65,885	4,459,097
Ecolab, Inc.	118,317	14,401,545
FMC Corp.	60,306	2,915,192
International Flavors & Fragrances, Inc.	35,400	5,061,138
LyondellBasell Industries NV, Class A	153,143	12,352,514
Monsanto Co.	197,183	20,152,103
Mosaic Co.	158,643	3,880,408
PPG Industries, Inc.	119,376	12,338,703
Praxair, Inc.	128,040	15,471,073
Sherwin-Williams Co.	36,127	9,994,896
Total Chemicals		175,107,626

Commercial Services & Supplies | 0.3%
Cintas Corp.	38,515	4,336,789
Iron Mountain, Inc.	109,350	4,103,906
Pitney Bowes, Inc.	80,513	1,462,116
Republic Services, Inc.	105,041	5,299,318
Stericycle, Inc. (a)(c)	38,065	3,050,529
Waste Management, Inc.	183,335	11,689,440
Total Commercial Services & Supplies		29,942,098

Communications Equipment | 1.5%
Cisco Systems, Inc.	2,266,273	71,886,180
F5 Networks, Inc. (a)	29,844	3,719,756
Harris Corp.	55,273	5,063,560
Juniper Networks, Inc.	172,453	4,149,219
Motorola Solutions, Inc.	75,132	5,731,069
QUALCOMM, Inc.	663,879	45,475,711
Total Communications Equipment		136,025,495

Construction & Engineering | 0.1%
Fluor Corp.	64,165	3,292,948
Jacobs Engineering Group, Inc. (a)	54,732	2,830,739

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2016 (Unaudited)

Common Stocks | continued	Shares	Value
Quanta Services, Inc. (a)	66,892	$ 1,872,307
Total Construction & Engineering		7,995,994

Construction Materials | 0.1%
Martin Marietta Materials, Inc.	28,753	5,149,950
Vulcan Materials Co.	59,951	6,818,227
Total Construction Materials		11,968,177

Consumer Finance | 0.7%
American Express Co.	349,779	22,399,847
Capital One Financial Corp.	228,016	16,378,390
Discover Financial Services	181,873	10,284,918
Navient Corp.	143,530	2,076,879
Synchrony Financial	357,010	9,996,280
Total Consumer Finance		61,136,314

Containers & Packaging | 0.2%
Avery Dennison Corp.	40,036	3,114,400
Ball Corp.	79,471	6,512,649
Owens-Illinois, Inc. (a)(c)	73,039	1,343,187
Sealed Air Corp.	87,371	4,003,339
WestRock Co.	114,847	5,567,783
Total Containers & Packaging		20,541,358

Distributors | 0.1%
Genuine Parts Co.	67,127	6,742,907
LKQ Corp. (a)	138,420	4,908,373
Total Distributors		11,651,280

Diversified Consumer Services | 0.0%
H&R Block, Inc.	99,463	2,302,568
Total Diversified Consumer Services		2,302,568

Diversified Financial Services | 2.1%
Berkshire Hathaway, Inc., Class B (a)	855,371	123,575,448
CME Group, Inc.	152,691	15,959,263
Intercontinental Exchange, Inc.	53,693	14,462,747
Leucadia National Corp.	146,220	2,784,029
Moody's Corp.	75,397	8,163,987
NASDAQ, Inc.	52,620	3,553,955
S&P Global, Inc.	118,672	15,019,128
Total Diversified Financial Services		183,518,557

Diversified Telecommunication Services | 2.5%
AT&T, Inc.	2,771,947	112,568,768
CenturyLink, Inc.	246,067	6,749,618
Frontier Communications Corp.	528,306	2,197,753
Level 3 Communications, Inc. (a)	131,196	6,084,870
Verizon Communications, Inc.	1,836,699	95,471,614
Total Diversified Telecommunication Services		223,072,623

Electric Utilities | 1.8%
American Electric Power Co., Inc.	220,763	14,175,192
Duke Energy Corp.	309,815	24,797,593
Edison International	146,220	10,564,395
Entergy Corp.	80,641	6,187,584
Eversource Energy	143,955	7,799,482
Exelon Corp.	414,206	13,788,918
FirstEnergy Corp.	191,562	6,336,871
NextEra Energy, Inc.	210,433	25,740,164
Pinnacle West Capital Corp.	49,736	3,779,439
PPL Corp.	304,002	10,509,349
Southern Co.	441,040	22,625,352
Xcel Energy, Inc.	228,266	9,390,863
Total Electric Utilities		155,695,202

Electrical Equipment | 0.5%
Acuity Brands, Inc.	19,531	5,167,903

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2016 (Unaudited)

Common Stocks | continued	Shares	Value
AMETEK, Inc.	106,061	$ 5,067,594
Eaton Corp. PLC	205,472	13,501,565
Emerson Electric Co.	290,039	15,810,026
Rockwell Automation, Inc.	57,685	7,057,183
Total Electrical Equipment		46,604,271

Electronic Equipment, Instruments & Components | 0.4%
Amphenol Corp., Class A	139,577	9,061,339
Corning, Inc.	467,135	11,047,742
FLIR Systems, Inc.	61,852	1,943,390
TE Connectivity Ltd.	161,429	10,392,799
Total Electronic Equipment, Instruments & Components		32,445,270

Energy Equipment & Services | 1.0%
Baker Hughes, Inc.	192,795	9,730,364
FMC Technologies, Inc. (a)	101,676	3,016,727
Halliburton Co.	387,809	17,404,868
Helmerich & Payne, Inc.	48,709	3,278,116
National Oilwell Varco, Inc.	170,237	6,254,507
Schlumberger Ltd.	626,876	49,297,529
Transocean Ltd. (c)	154,708	1,649,187
Total Energy Equipment & Services		90,631,298

Food & Staples Retailing | 2.1%
Costco Wholesale Corp.	197,406	30,106,389
CVS Health Corp.	480,378	42,748,838
Kroger Co.	427,524	12,688,912
Sysco Corp.	229,993	11,271,957
Wal-Mart Stores, Inc.	683,133	49,267,552
Walgreens Boots Alliance, Inc.	385,364	31,068,046
Whole Foods Market, Inc.	143,688	4,073,555
Total Food & Staples Retailing		181,225,249

Food Products | 1.6%
Archer-Daniels-Midland Co.	263,149	11,096,993
Campbell Soup Co.	87,558	4,789,423
ConAgra Foods, Inc.	187,826	8,848,483
General Mills, Inc.	269,050	17,186,914
Hershey Co.	63,390	6,060,084
Hormel Foods Corp.	120,420	4,567,531
J.M. Smucker Co.	52,477	7,112,733
Kellogg Co.	113,356	8,781,689
Kraft Heinz Co.	268,563	24,039,074
McCormick & Co., Inc.	51,416	5,137,487
Mead Johnson Nutrition Co.	83,225	6,575,607
Mondelez International, Inc., Class A	700,962	30,772,232
Tyson Foods, Inc., Class A	134,026	10,007,721
Total Food Products		144,975,971

Health Care Equipment & Supplies | 2.4%
Abbott Laboratories	662,634	28,022,792
Baxter International, Inc.	220,657	10,503,273
Becton Dickinson & Co.	95,969	17,248,508
Boston Scientific Corp. (a)	613,132	14,592,542
C.R. Bard, Inc.	33,100	7,423,668
Cooper Cos., Inc.	21,952	3,935,115
DENTSPLY SIRONA, Inc.	105,020	6,241,339
Edwards Lifesciences Corp. (a)	95,742	11,542,655
Hologic, Inc. (a)	124,995	4,853,556
Intuitive Surgical, Inc. (a)	17,336	12,565,653
Medtronic PLC	622,777	53,807,933
St. Jude Medical, Inc.	127,596	10,177,057
Stryker Corp.	140,022	16,299,961
Varian Medical Systems, Inc. (a)(c)	42,087	4,188,919
Zimmer Biomet Holdings, Inc.	90,145	11,720,653
Total Health Care Equipment & Supplies		213,123,624

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2016 (Unaudited)

Health Care Providers & Services | 2.5%	Shares	Value
Aetna, Inc.	158,055	$ 18,247,450
AmerisourceBergen Corp.	82,298	6,648,032
Anthem, Inc.	118,573	14,858,383
Cardinal Health, Inc.	143,587	11,156,710
Centene Corp. (a)	76,926	5,150,965
Cigna Corp.	115,636	15,069,683
DaVita, Inc. (a)	74,521	4,923,602
Express Scripts Holding Co. (a)	283,946	20,026,711
HCA Holdings, Inc. (a)	133,017	10,060,076
Henry Schein, Inc. (a)	36,874	6,009,725
Humana, Inc.	66,805	11,817,136
Laboratory Corp. of America Holdings (a)	46,100	6,337,828
McKesson Corp.	101,713	16,960,643
Patterson Cos., Inc.	37,540	1,724,588
Quest Diagnostics, Inc.	62,598	5,297,669
UnitedHealth Group, Inc.	429,292	60,100,880
Universal Health Services, Inc., Class B	40,728	5,018,504
Total Health Care Providers & Services		219,408,585

Health Care Technology | 0.1%
Cerner Corp. (a)(c)	135,451	8,364,099
Total Health Care Technology		8,364,099

Hotels, Restaurants & Leisure | 1.5%
Carnival Corp.	196,646	9,600,258
Chipotle Mexican Grill, Inc. (a)(c)	13,121	5,556,743
Darden Restaurants, Inc.	56,872	3,487,391
Marriott International, Inc., Class A	144,808	9,749,923
McDonald's Corp.	384,565	44,363,418
Royal Caribbean Cruises Ltd.	75,804	5,681,510
Starbucks Corp.	661,000	35,786,540
Wyndham Worldwide Corp.	49,521	3,334,249
Wynn Resorts Ltd.	35,760	3,483,739
Yum! Brands, Inc.	166,948	15,160,548
Total Hotels, Restaurants & Leisure		136,204,319

Household Durables | 0.5%
D.R. Horton, Inc.	152,683	4,611,027
Garmin Ltd.	51,904	2,497,101
Harman International Industries, Inc.	31,459	2,656,712
Leggett & Platt, Inc.	60,248	2,746,104
Lennar Corp., Class A	84,587	3,581,414
Mohawk Industries, Inc. (a)	28,184	5,646,383
Newell Brands, Inc.	217,261	11,440,964
PulteGroup, Inc.	139,382	2,793,215
Whirlpool Corp.	34,137	5,535,656
Total Household Durables		41,508,576

Household Products | 1.9%
Church & Dwight Co., Inc.	116,060	5,561,595
Clorox Co.	58,896	7,372,601
Colgate-Palmolive Co.	400,600	29,700,484
Kimberly-Clark Corp.	161,557	20,378,800
Procter & Gamble Co. (c)	1,202,893	107,959,647
Total Household Products		170,973,127

Independent Power & Renewable Electricity Producers | 0.1%
AES Corp.	302,077	3,881,690
NRG Energy, Inc.	142,106	1,593,008
Total Independent Power & Renewable Electricity Producers		5,474,698

Industrial Conglomerates | 2.2%
3M Co.	272,210	47,971,568
Danaher Corp.	273,840	21,466,318
General Electric Co.	4,038,657	119,625,020
Roper Technologies, Inc.	45,776	8,352,747
Total Industrial Conglomerates		197,415,653

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2016 (Unaudited)

Common Stocks | continued
Insurance | 2.5%	Shares	Value
Aflac, Inc.	184,573	$ 13,265,261
Allstate Corp.	167,293	11,573,330
American International Group, Inc.	458,260	27,193,148
Aon PLC	119,700	13,465,053
Arthur J Gallagher & Co.	79,787	4,058,765
Assurant, Inc.	27,119	2,501,728
Chubb Ltd.	209,572	26,332,722
Cincinnati Financial Corp.	67,482	5,089,492
Hartford Financial Services Group, Inc.	173,511	7,429,741
Lincoln National Corp.	104,919	4,929,095
Loews Corp.	124,554	5,125,397
Marsh & McLennan Cos., Inc.	233,823	15,724,597
MetLife, Inc.	494,882	21,987,607
Principal Financial Group, Inc.	121,300	6,248,163
Progressive Corp.	263,255	8,292,532
Prudential Financial, Inc.	197,924	16,160,495
Torchmark Corp.	50,205	3,207,597
Travelers Cos., Inc.	129,958	14,886,689
Unum Group	105,761	3,734,421
Willis Towers Watson PLC	58,445	7,759,743
XL Group Ltd.	123,918	4,167,362
Total Insurance		223,132,938

Internet & Direct Marketing Retail | 2.4%
Amazon.com, Inc. (a)	177,317	148,469,297
Expedia, Inc.	54,305	6,338,480
Netflix, Inc. (a)	193,194	19,039,269
Priceline Group, Inc. (a)	22,374	32,923,117
TripAdvisor, Inc. (a)	51,490	3,253,138
Total Internet & Direct Marketing Retail		210,023,301

Internet Software & Services | 4.4%
Akamai Technologies, Inc. (a)(c)	79,957	4,236,921
Alphabet, Inc., Class A (a)	132,843	106,813,743
Alphabet, Inc., Class C (a)	133,139	103,487,613
eBay, Inc. (a)	473,724	15,585,520
Facebook, Inc., Class A (a)	1,046,189	134,194,663
VeriSign, Inc. (a)(c)	41,871	3,275,987
Yahoo!, Inc. (a)	394,578	17,006,312
Total Internet Software & Services		384,600,759

IT Services | 3.6%
Accenture PLC, Class A	279,831	34,186,953
Alliance Data Systems Corp. (a)	26,505	5,686,118
Automatic Data Processing, Inc.	205,558	18,130,216
Cognizant Technology Solutions Corp., Class A (a)	273,455	13,046,538
CSRA, Inc.	65,627	1,765,366
Fidelity National Information Services, Inc.	147,614	11,370,706
Fiserv, Inc. (a)	99,438	9,891,098
Global Payments, Inc.	68,525	5,259,979
International Business Machines Corp.	391,899	62,253,156
Mastercard, Inc., Class A	432,223	43,987,335
Paychex, Inc.	145,580	8,424,715
PayPal Holdings, Inc. (a)	505,490	20,709,925
Teradata Corp. (a)	58,779	1,822,149
Total System Services, Inc.	75,487	3,559,212
Visa, Inc., Class A	850,147	70,307,157
Western Union Co.	219,803	4,576,299
Xerox Corp.	383,480	3,884,652
Total IT Services		318,861,574

Leisure Products | 0.1%
Hasbro, Inc.	49,946	3,962,216
Mattel, Inc.	153,513	4,648,374
Total Leisure Products		8,610,590

Life Sciences Tools & Services | 0.7%
Agilent Technologies, Inc.	146,713	6,908,715
Illumina, Inc. (a)	66,020	11,993,193
Mettler-Toledo International, Inc. (a)	12,006	5,040,479
PerkinElmer, Inc.	49,270	2,764,540
Thermo Fisher Scientific, Inc.	177,672	28,260,509
Waters Corp. (a)	36,374	5,764,915
Total Life Sciences Tools & Services		60,732,351

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2016 (Unaudited)

Common Stocks | continued
Machinery | 1.4%	Shares	Value
Caterpillar, Inc.	263,273	$ 23,370,744
Cummins, Inc.	69,925	8,960,889
Deere & Co.	130,293	11,120,508
Dover Corp.	70,027	5,156,788
Flowserve Corp.	58,720	2,832,653
Fortive Corp.	136,076	6,926,268
Illinois Tool Works, Inc.	143,962	17,252,406
Ingersoll-Rand PLC	117,402	7,976,292
PACCAR, Inc.	158,906	9,340,495
Parker Hannifin Corp.	60,348	7,575,484
Pentair PLC	75,072	4,822,625
Snap-on, Inc.	25,949	3,943,210
Stanley Black & Decker, Inc.	67,810	8,339,274
Xylem, Inc.	81,207	4,259,307
Total Machinery		121,876,943

Media | 2.8%
CBS Corp., Class B	184,204	10,083,327
Charter Communications, Inc., Class A (a)	97,663	26,366,080
Comcast Corp., Class A	1,081,809	71,767,209
Discovery Communications, Inc., Class A (a)	67,962	1,829,537
Discovery Communications, Inc., Class C (a)(c)	100,331	2,639,709
Interpublic Group of Cos., Inc.	178,943	3,999,376
News Corp., Class A	171,466	2,397,095
News Corp., Class B	53,983	767,638
Omnicom Group, Inc.	106,529	9,054,965
Scripps Networks Interactive, Inc., Class A (c)	42,907	2,724,166
TEGNA, Inc.	96,601	2,111,698
Time Warner, Inc.	350,592	27,910,629
Twenty-First Century Fox, Inc., Class A	479,441	11,612,061
Twenty-First Century Fox, Inc., Class B	219,473	5,429,762
Viacom, Inc., Class B	156,353	5,957,049
Walt Disney Co.	665,883	61,833,895
Total Media		246,484,196

Metals & Mining | 0.3%
Alcoa, Inc.	592,877	6,011,773
Freeport-McMoRan, Inc.	550,772	5,981,384
Newmont Mining Corp.	238,319	9,363,553
Nucor Corp.	143,466	7,094,394
Total Metals & Mining		28,451,104

Multi-Utilities | 1.2%
Alliant Energy Corp.	102,428	3,924,017
Ameren Corp.	108,015	5,312,178
CenterPoint Energy, Inc.	190,968	4,436,187
CMS Energy Corp.	125,732	5,282,001
Consolidated Edison, Inc.	136,705	10,293,886
Dominion Resources, Inc.	282,028	20,946,219
DTE Energy Co.	80,868	7,574,905
NiSource, Inc.	144,152	3,475,505
PG&E Corp.	224,681	13,743,737
Public Service Enterprise Group, Inc.	227,371	9,520,024
SCANA Corp.	63,291	4,580,370
Sempra Energy	112,559	12,065,199
WEC Energy Group, Inc.	142,614	8,539,726
Total Multi-Utilities		109,693,954

Multiline Retail | 0.5%
Dollar General Corp.	116,796	8,174,552
Dollar Tree, Inc. (a)	105,636	8,337,849
Kohl's Corp.	79,467	3,476,681
Macy's, Inc.	137,891	5,108,862
Nordstrom, Inc. (c)	52,379	2,717,423
Target Corp.	259,087	17,794,095
Total Multiline Retail		45,609,462

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2016 (Unaudited)

Common Stocks | continued
Oil, Gas & Consumable Fuels | 5.9%	Shares	Value
Anadarko Petroleum Corp.	245,812	$ 15,574,648
Apache Corp.	170,304	10,877,316
Cabot Oil & Gas Corp.	209,635	5,408,583
Chesapeake Energy Corp. (a)	294,108	1,844,057
Chevron Corp.	850,328	87,515,758
Cimarex Energy Co.	42,276	5,680,626
Concho Resources, Inc. (a)	64,059	8,798,504
ConocoPhillips	555,994	24,169,059
Devon Energy Corp.	235,911	10,406,034
EOG Resources, Inc.	247,980	23,982,146
EQT Corp.	78,353	5,689,995
Exxon Mobil Corp.	1,868,914	163,118,814
Hess Corp.	121,320	6,505,178
Kinder Morgan, Inc.	865,172	20,011,428
Marathon Oil Corp.	376,534	5,953,003
Marathon Petroleum Corp.	238,132	9,665,778
Murphy Oil Corp.	72,929	2,217,042
Newfield Exploration Co. (a)	89,833	3,904,142
Noble Energy, Inc.	193,597	6,919,157
Occidental Petroleum Corp.	344,375	25,111,825
ONEOK, Inc.	95,271	4,895,977
Phillips 66	200,264	16,131,265
Pioneer Natural Resources Co.	76,431	14,189,415
Range Resources Corp.	84,689	3,281,699
Southwestern Energy Co. (a)(c)	222,379	3,077,725
Spectra Energy Corp.	315,868	13,503,357
Tesoro Corp.	53,383	4,247,151
Valero Energy Corp.	207,928	11,020,184
Williams Cos., Inc.	307,735	9,456,697
Total Oil, Gas & Consumable Fuels		523,156,563

Paper & Forest Products | 0.1%
International Paper Co.	185,151	8,883,545
Total Paper & Forest Products		8,883,545

Personal Products | 0.1%
Estee Lauder Cos., Inc., Class A	99,748	8,833,683
Total Personal Products		8,833,683

Pharmaceuticals | 5.2%
Allergan PLC (a)	178,450	41,098,819
Bristol-Myers Squibb Co.	753,030	40,603,378
Eli Lilly & Co.	437,825	35,139,834
Endo International PLC (a)	85,582	1,724,477
Johnson & Johnson	1,232,187	145,558,250
Mallinckrodt PLC (a)	48,525	3,386,075
Merck & Co., Inc.	1,246,319	77,782,769
Mylan NV (a)	207,247	7,900,256
Perrigo Co. PLC	64,568	5,961,563
Pfizer, Inc.	2,732,919	92,563,967
Zoetis, Inc.	222,923	11,594,225
Total Pharmaceuticals		463,313,613

Professional Services | 0.3%
Dun & Bradstreet Corp.	16,364	2,235,650
Equifax, Inc.	53,795	7,239,731
Nielsen Holdings PLC	151,429	8,112,051
Robert Half International, Inc.	58,645	2,220,300
Verisk Analytics, Inc. (a)	70,808	5,755,274
Total Professional Services		25,563,006

Real Estate Investment Trusts (REITs) | 2.8%
American Tower Corp.	191,699	21,725,248
Apartment Investment & Management Co., Class A	70,598	3,241,154
AvalonBay Communities, Inc.	61,602	10,955,300
Boston Properties, Inc.	68,951	9,397,332
Crown Castle International Corp.	151,464	14,269,423
Digital Realty Trust, Inc. (c)	65,739	6,384,572
Equinix, Inc.	32,033	11,539,888

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2016 (Unaudited)

Common Stocks | continued	Shares	Value
Equity Residential (c)	163,808	$ 10,537,769
Essex Property Trust, Inc.	29,511	6,572,100
Extra Space Storage, Inc.	55,621	4,416,864
Federal Realty Investment Trust	31,960	4,919,603
General Growth Properties, Inc.	265,870	7,338,012
HCP, Inc. (c)	212,494	8,064,147
Host Hotels & Resorts, Inc.	336,390	5,237,592
Kimco Realty Corp.	189,256	5,478,961
Macerich Co.	54,352	4,395,446
Prologis, Inc.	236,049	12,638,063
Public Storage	67,188	14,992,330
Realty Income Corp. (c)	116,485	7,796,341
Simon Property Group, Inc.	141,651	29,323,174
SL Green Realty Corp.	44,893	4,852,933
UDR, Inc.	120,438	4,334,564
Ventas, Inc.	158,260	11,177,904
Vornado Realty Trust	77,425	7,836,184
Welltower, Inc.	160,456	11,997,295
Weyerhaeuser Co.	337,170	10,769,210
Total Real Estate Investment Trusts (REITs)		250,191,409

Real Estate Management & Development | 0.1%
CBRE Group, Inc., Class A (a)	132,999	3,721,312
Total Real Estate Management & Development		3,721,312

Road & Rail | 0.8%
CSX Corp.	427,965	13,052,933
JB Hunt Transport Services, Inc.	39,603	3,213,388
Kansas City Southern	48,241	4,501,850
Norfolk Southern Corp.	132,254	12,836,573
Ryder System, Inc.	24,092	1,588,867
Union Pacific Corp.	375,300	36,603,009
Total Road & Rail		71,796,620

Semiconductors & Semiconductor Equipment | 2.6%
Analog Devices, Inc.	138,577	8,931,288
Applied Materials, Inc.	489,017	14,743,862
Broadcom Ltd.	178,165	30,737,026
First Solar, Inc. (a)	34,585	1,365,762
Intel Corp.	2,130,574	80,429,168
KLA-Tencor Corp.	69,600	4,851,816
Lam Research Corp.	72,197	6,837,778
Linear Technology Corp.	107,482	6,372,608
Microchip Technology, Inc.	97,012	6,028,326
Micron Technology, Inc. (a)	461,329	8,202,430
NVIDIA Corp.	241,054	16,517,020
Qorvo, Inc. (a)(c)	57,652	3,213,522
Skyworks Solutions, Inc.	85,686	6,524,132
Texas Instruments, Inc.	451,262	31,669,567
Xilinx, Inc.	114,608	6,227,799
Total Semiconductors & Semiconductor Equipment		232,652,104

Software | 4.2%
Activision Blizzard, Inc.	307,216	13,609,669
Adobe Systems, Inc. (a)	224,337	24,349,538
Autodesk, Inc. (a)	87,977	6,363,376
CA, Inc.	141,615	4,684,624
Citrix Systems, Inc. (a)	70,159	5,978,950
Electronic Arts, Inc. (a)	135,259	11,551,119
Intuit, Inc.	110,471	12,152,915
Microsoft Corp.	3,512,063	202,294,829
Oracle Corp.	1,355,512	53,244,511
Red Hat, Inc. (a)	81,582	6,594,273
salesforce.com, Inc. (a)	290,082	20,691,549
Symantec Corp.	277,200	6,957,720
Total Software		368,473,073

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2016 (Unaudited)

Common Stocks | continued
Specialty Retail | 2.4%	Shares	Value
Advance Auto Parts, Inc.	33,182	$ 4,948,100
AutoNation, Inc. (a)	29,995	1,461,056
AutoZone, Inc. (a)	13,173	10,121,343
Bed Bath & Beyond, Inc.	68,485	2,952,388
Best Buy Co., Inc.	125,887	4,806,366
CarMax, Inc. (a)	87,112	4,647,425
Foot Locker, Inc.	60,985	4,129,904
Gap, Inc.	98,777	2,196,801
Home Depot, Inc.	556,509	71,611,578
L Brands, Inc.	108,231	7,659,508
Lowe's Cos., Inc.	394,125	28,459,766
O'Reilly Automotive, Inc. (a)	42,775	11,981,705
Ross Stores, Inc.	178,346	11,467,648
Signet Jewelers Ltd.	34,078	2,539,833
Staples, Inc.	293,044	2,505,526
Tiffany & Co.	48,374	3,513,404
TJX Cos., Inc.	295,726	22,114,390
Tractor Supply Co.	59,262	3,991,296
Ulta Salon Cosmetics & Fragrance, Inc. (a)	26,420	6,287,432
Urban Outfitters, Inc. (a)	40,124	1,385,081
Total Specialty Retail		208,780,550

Technology Hardware, Storage & Peripherals | 3.6%
Apple, Inc.	2,428,068	274,493,087
Hewlett Packard Enterprise Co.	745,320	16,956,030
HP, Inc.	766,645	11,905,997
NetApp, Inc.	125,505	4,495,589
Seagate Technology PLC	133,970	5,164,544
Western Digital Corp.	128,129	7,491,703
Total Technology Hardware, Storage & Peripherals		320,506,950

Textiles, Apparel & Luxury Goods | 0.7%
Coach, Inc.	123,415	4,512,052
Hanesbrands, Inc.	170,270	4,299,318
Michael Kors Holdings Ltd. (a)	76,165	3,563,760
NIKE, Inc., Class B	607,817	32,001,565
PVH Corp.	36,137	3,993,139
Ralph Lauren Corp. (c)	25,401	2,569,057
Under Armour, Inc., Class A (a)(c)	84,309	3,261,072
Under Armour, Inc., Class C (a)	83,050	2,812,073
VF Corp.	149,502	8,379,587
Total Textiles, Apparel & Luxury Goods		65,391,623

Thrifts & Mortgage Finance | 0.0%
People's United Financial, Inc.	140,038	2,215,401
Total Thrifts & Mortgage Finance		2,215,401

Tobacco | 1.6%
Altria Group, Inc.	880,659	55,684,069
Philip Morris International, Inc.	698,950	67,951,919
Reynolds American, Inc.	373,188	17,595,814
Total Tobacco		141,231,802

Trading Companies & Distributors | 0.2%
Fastenal Co.	130,141	5,437,291
United Rentals, Inc. (a)	38,084	2,989,213
W.W. Grainger, Inc.	25,110	5,645,733
Total Trading Companies & Distributors		14,072,237

Water Utilities | 0.1%
American Water Works Co., Inc.	80,122	5,996,330
Total Water Utilities		5,996,330
Total Long-Term Investments (Cost - $5,466,558,550)		8,442,646,929

Short-Term Securities | 5.5% of net assets
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.49% (b)(d)(e)	122,785,431	122,785,431
Treasury, SL Agency Shares 0.36% (b)(d)	362,123,058	362,123,058
Total Short-Term Securities (Cost $484,908,489)		484,908,489
Total Investments (Cost $5,951,467,039*) | 100.8%		8,927,555,418
Liabilities in Excess of Other Assets | (0.8%)		(68,503,075)
Net Assets | 100.0%		$ 8,859,052,343
* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$ 5,619,077,373
Gross unrealized appreciation		$ 3,426,589,773
Gross unrealized depreciation		(118,111,728)
Net unrealized appreciation		$ 3,308,478,045

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2016 (Unaudited)

(a) Non-income producing security.
(b) During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased	Shares Sold		Shares Held at September 30, 2016	Value at September 30, 2016	Income		Realized Loss
BlackRock, Inc………………………….	48,211	8,116	(1,336)		54,991	$ 19,932,038	$ 371,628		$ (19,246)
BlackRock Cash Funds: Institutional, SL Agency Shares……………………………………………	374,887,021	-	(252,101,590)	[1]	122,785,431	122,785,431	1,260,201	[2]	-
BlackRock Cash Funds: Prime, SL Agency Shares…………………………………………….	26,986,879	-	(26,986,879)	[1]	-	-	45,005	[2]	-
BlackRock Cash Funds: Treasury, SL Agency Shares…………………………………………….	-	362,123,058 [3]	-		362,123,058	362,123,058	118,002		-
PNC Financial Services Group, Inc…………	193,874	31,084	(3,573)		221,385	19,944,575	327,914		(32,786)
Total						$ 524,785,102	$ 2,122,750		$ (52,032)
[1] Represents net shares sold.
[2] Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares purchased.
(c) Security, or a portion of security, is on loan.
(d) Current yield as of period end.
(e) All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End - Futures Contracts
Contracts Long	Issue	Expiration	Notional Value		Unrealized Depreciation
3,895	S&P 500 E-Mini Index	December 2016	$ 420,737,900		$ (1,251,270)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access
• Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

• Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1		Level 2		Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]……………………..…………….	$ 8,442,646,929		-		-	$ 8,442,646,929
Short-Term Securities:
Money Market Funds…………………....……….	484,908,489		-		-	484,908,489
Total	$ 8,927,555,418		-		-	$ 8,927,555,418

	Level 1		Level 2		Level 3	Total
Derivative Financial Instruments[2]
Liabilities:

Equity contracts…………………………….………	$ (1,251,270)	-	-	$ (1,251,270)
[1]See above Schedule of Investments for values in each industry.
[2]Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | September 30, 2016 (Unaudited)

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash…………………………….………	$ 34,936,831	-	-	$ 34,936,831
Cash pledged for futures contracts…………………………….………	14,959,800	-	-	14,959,800
Liabilities:
Collateral on securities loaned at value…………………………….………	-	$ (122,785,431)	-	(122,785,431)
Total	$ 49,896,631	$ (122,785,431)	$ -	$ (72,888,800)

During the period ended September 30, 2016, there were no transfers between levels.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)
Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Stephen J. Kaszynski
Name:	Stephen J. Kaszynski
Title:	President, Chief Executive Officer and Director
Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen J. Kaszynski
Name:	Stephen J. Kaszynski
Title:	President, Chief Executive Officer and Director
Date:	November 28, 2016

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	November 28, 2016